UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2012

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Variable
Investment Fund,
Appreciation Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund,Appreciation Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of 7.22%, and its Service shares produced a total return of 7.10%.1 In comparison, the total return of the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), was 9.48% for the same period.2

Mixed economic data fueled heightened market volatility as gains over the first quarter of 2012 were partly offset by declines during the second quarter. The fund produced lower returns than its benchmark, mainly due to investors’ preference for domestically oriented businesses rather than the multinational companies on which the fund focuses.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.To pursue these goals, the fund normally invests at least 80% of its assets in common stocks. The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries.The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Developments Fueled Market Volatility

The reporting period began with a strong rally among U.S. stocks amid employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks during the first quarter of 2012, and they focused on global companies expected to benefit from better business conditions.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed. Meanwhile, proposed programs to relieve fiscal pressures in Europe encountered political resistance.These headwinds caused the S&P 500 Index to fall over the second quarter of the year, partly offsetting earlier gains.

Stock Selections Produced Mixed Results

The fund’s relative performance was undermined by its overweighted position in the energy sector, where falling oil and natural gas prices pressured earnings of energy producers such as Occidental Petroleum and Royal Dutch Shell, Cl. A, ADR, while France’s Total, ADR also was hurt by the European debt crisis.

The fund also encountered shortfalls stemming from underweighted exposure to the financials sector, which rebounded from depressed levels despite ongoing debt and corporate governance issues. In the consumer discretionary sector, the global economic slowdown constrained results from casual dining giant McDonald’s, and a deteriorating economic outlook and pricing pressures in Brazil hurt the earnings of McDonald’s franchisee Arcos Dorados Holdings, Cl. A. Other laggards included global metals producer Freeport-McMoRan Copper & Gold, which suffered as growth slowed in the emerging markets, and U.S. pharmacy chain Walgreen, which encountered negative investor reaction to an acquisition in Europe.

The fund produced better relative results in the information technology sector, where electronics innovator Apple continued to score successes with its smartphone and tablet computer products. In other areas, tobacco companies Philip Morris International and Altria Group advanced as investors favored traditionally defensive stocks, which have

4

exhibited consistent earnings and strong cash flows, as did beverages leader The Coca-Cola Companies and retail giant Wal-Mart Stores.

We added two companies to the fund during the reporting period. We expect global brewer SABMiller to grow along with alcohol consumption in the emerging markets, and several new and very large discoveries have created a turnaround story at Statoil. Entering 2012, Statoil now finds itself with an enviable slate of major Norwegian oil discoveries and participation in world class discoveries in Brazil, Tanzania and the Guf of Mexico.

Positioned for Continued Volatility

While the U.S. economy currently shows signs of moderate strength and equity valuations generally are attractive, we believe that the European sovereign debt crisis and global deleveraging will continue to stress equity markets. In such an environment, well-established companies with solid business fundamentals and generous dividend yields are likely to remain attractive to investors. As of midyear, we have continued to find a relatively large number of investments meeting our criteria in the consumer staples and energy sectors.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Fund shares are only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in an index.
3	Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components) funds can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund,Appreciation Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.17	$5.46
Ending value (after expenses)	$1,072.20	$1,071.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.07	$5.32
Ending value (after expenses)	$1,020.84	$1,019.59

† Expenses are equal to the fund’s annualized expense ratio of .81% for Initial Shares and 1.06% for Service Shares,
multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—99.0%	Shares	Value ($)
Capital Goods—3.2%
Caterpillar	84,400	7,166,404
General Electric	194,800	4,059,632
United Technologies	79,000	5,966,870
		17,192,906
Consumer Durables & Apparel—1.7%
Christian Dior	65,500	8,972,887
Consumer Services—3.1%
Arcos Dorados Holdings, Cl. A	125,000 [a]	1,847,500
McDonald’s	170,900	15,129,777
		16,977,277
Diversified Financials—3.5%
BlackRock	28,000	4,754,960
Franklin Resources	41,000	4,550,590
JPMorgan Chase & Co.	267,300	9,550,629
		18,856,179
Energy—19.3%
Chevron	205,900	21,722,450
ConocoPhillips	165,100	9,225,788
Exxon Mobil	328,364	28,098,108
Imperial Oil	100,000 [a]	4,172,000
Occidental Petroleum	153,100	13,131,387
Phillips 66	82,550 [b]	2,743,962
Royal Dutch Shell, Cl. A, ADR	182,500	12,305,975
Statoil, ADR	145,000 [a]	3,459,700
Total, ADR	204,400 [a]	9,187,780
		104,047,150
Food & Staples Retailing—3.7%
Wal-Mart Stores	171,600	11,963,952
Walgreen	134,300	3,972,594
Whole Foods Market	45,100	4,298,932
		20,235,478

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Food, Beverage & Tobacco—24.4%
Altria Group	476,100	16,449,255
Coca-Cola	460,600	36,014,314
Kraft Foods, Cl. A	160,000	6,179,200
Nestle, ADR	317,400	18,961,476
PepsiCo	142,900	10,097,314
Philip Morris International	456,100	39,799,286
SABMiller	110,000	4,401,654
		131,902,499
Health Care Equipment & Services—1.7%
Intuitive Surgical	12,000 [b]	6,645,480
Medtronic	60,200	2,331,546
		8,977,026
Household & Personal Products—4.2%
Estee Lauder, Cl. A	133,400	7,219,608
Procter & Gamble	255,000	15,618,750
		22,838,358
Materials—4.4%
Air Products & Chemicals	20,000	1,614,600
Freeport-McMoRan Copper & Gold	200,000	6,814,000
Praxair	95,200	10,351,096
Rio Tinto, ADR	100,000 [a]	4,781,000
		23,560,696
Media—3.8%
McGraw-Hill	107,100	4,819,500
News, Cl. A	283,136	6,311,101
Time Warner Cable	45,000	3,694,500
Walt Disney	120,000	5,820,000
		20,645,101

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals & Biotechnology—8.3%
Abbott Laboratories	181,800		11,720,646
Johnson & Johnson	212,900	[a]	14,383,524
Merck & Co.	63,200		2,638,600
Novo Nordisk, ADR	56,300		8,182,642
Roche Holding, ADR	185,700		8,025,954
			44,951,366
Retailing—2.0%
Target	189,700		11,038,643
Semiconductors & Equipment—4.1%
Intel	592,900		15,800,785
Texas Instruments	213,300		6,119,577
			21,920,362
Software & Services—3.6%
Automatic Data Processing	85,400		4,753,364
International Business Machines	75,000		14,668,500
			19,421,864
Technology Hardware & Equipment—8.0%
Apple	68,000	[b]	39,712,000
QUALCOMM	62,800		3,496,704
			43,208,704
Total Common Stocks
(cost $319,181,830)			534,746,496

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,843,374)	4,843,374	[c]	4,843,374

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $28,594,614)	28,594,614[c]	28,594,614
Total Investments (cost $352,619,818)	105.2%	568,184,484
Liabilities, Less Cash and Receivables	(5.2%)	(27,847,951)
Net Assets	100.0%	540,336,533

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $28,761,993 and the value of the collateral held by the fund was $28,594,614.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	24.4	Food & Staples Retailing	3.7
Energy	19.3	Software & Services	3.6
Pharmaceuticals & Biotechnology	8.3	Diversified Financials	3.5
Technology Hardware & Equipment	8.0	Capital Goods	3.2
Money Market Investments	6.2	Consumer Services	3.1
Materials	4.4	Retailing	2.0
Household & Personal Products	4.2	Health Care Equipment & Services	1.7
Semiconductors & Equipment	4.1	Consumer Durables & Apparel	1.7
Media	3.8		105.2

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $28,761,993)—Note 1(b):
Unaffiliated issuers	319,181,830	534,746,496
Affiliated issuers	33,437,988	33,437,988
Cash		368,559
Dividends and securities lending income receivable		1,187,425
Prepaid expenses		6,481
		569,746,949
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		280,501
Due to Fayez & Sarofim & Co.		93,451
Liability for securities on loan—Note 1(b)		28,594,614
Payable for shares of Beneficial Interest redeemed		364,136
Accrued expenses		77,714
		29,410,416
Net Assets ($)		540,336,533
Composition of Net Assets ($):
Paid-in capital		324,084,652
Accumulated undistributed investment income—net		166,427
Accumulated net realized gain (loss) on investments		520,788
Accumulated net unrealized appreciation
(depreciation) on investments		215,564,666
Net Assets ($)		540,336,533

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	350,767,009	189,569,524
Shares Outstanding	8,837,354	4,800,969
Net Asset Value Per Share ($)	39.69	39.49

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $320,552 foreign taxes withheld at source):
Unaffiliated issuers	7,538,751
Affiliated issuers	2,343
Income from securities lending—Note 1(b)	65,514
Total Income	7,606,608
Expenses:
Investment advisory fee—Note 3(a)	1,424,285
Sub-investment advisory fee—Note 3(a)	581,750
Distribution fees—Note 3(b)	231,853
Prospectus and shareholders’ reports	51,593
Professional fees	33,672
Trustees’ fees and expenses—Note 3(c)	22,859
Custodian fees—Note 3(b)	20,938
Shareholder servicing costs—Note 3(b)	8,455
Interest expense—Note 2	2,094
Loan commitment fees—Note 2	1,322
Miscellaneous	10,293
Total Expenses	2,389,114
Less—reduction in fees due to earnings credits—Note 3(b)	(5)
Net Expenses	2,389,109
Investment Income—Net	5,217,499
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,171,271
Net unrealized appreciation (depreciation) on investments	28,790,055
Net Realized and Unrealized Gain (Loss) on Investments	31,961,326
Net Increase in Net Assets Resulting from Operations	37,178,825

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	5,217,499	8,849,225
Net realized gain (loss) on investments	3,171,271	(368,068)
Net unrealized appreciation
(depreciation) on investments	28,790,055	31,468,680
Net Increase (Decrease) in Net Assets
Resulting from Operations	37,178,825	39,949,837
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(9,404,205)	(5,339,622)
Service Shares	(4,490,090)	(2,014,556)
Total Dividends	(13,894,295)	(7,354,178)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	35,346,641	46,939,033
Service Shares	31,669,252	64,879,366
Dividends reinvested:
Initial Shares	9,404,205	5,339,622
Service Shares	4,490,090	2,014,556
Cost of shares redeemed:
Initial Shares	(35,109,727)	(58,474,591)
Service Shares	(29,352,972)	(28,370,572)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	16,447,489	32,327,414
Total Increase (Decrease) in Net Assets	39,732,019	64,923,073
Net Assets ($):
Beginning of Period	500,604,514	435,681,441
End of Period	540,336,533	500,604,514
Undistributed investment income—net	166,427	8,843,223

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	893,297	1,285,530
Shares issued for dividends reinvested	232,178	147,422
Shares redeemed	(879,967)	(1,599,685)
Net Increase (Decrease) in Shares Outstanding	245,508	(166,733)
Service Shares
Shares sold	808,739	1,791,766
Shares issued for dividends reinvested	111,461	55,897
Shares redeemed	(734,535)	(789,159)
Net Increase (Decrease) in Shares Outstanding	185,665	1,058,504

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	37.99	35.44	31.40	28.88	44.86	42.55
Investment Operations:
Investment income—net[a]	.40	.73	.64	.63	.67	.66
Net realized and unrealized
gain (loss) on investments	2.37	2.42	4.09	4.95	(13.01)	2.32
Total from Investment Operations	2.77	3.15	4.73	5.58	(12.34)	2.98
Distributions:
Dividends from
investment income—net	(1.07)	(.60)	(.69)	(.78)	(.77)	(.67)
Dividends from net realized
gain on investments	—	—	—	(2.28)	(2.87)	—
Total Distributions	(1.07)	(.60)	(.69)	(3.06)	(3.64)	(.67)
Net asset value, end of period	39.69	37.99	35.44	31.40	28.88	44.86
Total Return (%)	7.22[b]	9.01	15.32	22.56	(29.55)	7.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81[c]	.80	.81	.80	.81	.80
Ratio of net expenses
to average net assets	.81[c]	.80	.81	.80	.81	.80
Ratio of net investment income
to average net assets	2.04[c]	1.99	2.01	2.31	1.82	1.52
Portfolio Turnover Rate	3.13[b]	4.24	11.90	1.49	3.41	5.17
Net Assets, end of period
($ x 1,000)	350,767	326,445	310,385	290,073	274,782	569,422

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	37.74	35.23	31.21	28.70	44.59	42.32
Investment Operations:
Investment income—net[a]	.35	.63	.58	.59	.58	.56
Net realized and unrealized
gain (loss) on investments	2.34	2.42	4.05	4.89	(12.94)	2.30
Total from Investment Operations	2.69	3.05	4.63	5.48	(12.36)	2.86
Distributions:
Dividends from
investment income—net	(.94)	(.54)	(.61)	(.69)	(.66)	(.59)
Dividends from net realized
gain on investments	—	—	—	(2.28)	(2.87)	—
Total Distributions	(.94)	(.54)	(.61)	(2.97)	(3.53)	(.59)
Net asset value, end of period	39.49	37.74	35.23	31.21	28.70	44.59
Total Return (%)	7.10[b]	8.74	15.04	22.23	(29.72)	6.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	1.05	1.06	1.05	1.06	1.05
Ratio of net expenses
to average net assets	1.06[c]	1.05	1.06	1.05	1.06	1.05
Ratio of net investment income
to average net assets	1.79[c]	1.75	1.74	2.15	1.61	1.27
Portfolio Turnover Rate	3.13[b]	4.24	11.90	1.49	3.41	5.17
Net Assets, end of period
($ x 1,000)	189,570	174,160	125,296	71,893	88,606	121,006

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Appreciation Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	450,447,928	—	—	450,447,928
Equity Securities—
Foreign†	84,298,568	—	—	84,298,568
Mutual Funds	33,437,988	—	—	33,437,988

†	See Statement of Investments for additional detailed categorizations.

20

For the period ended June 30, 2012, there were no transfers of exchange traded securities between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.At June 30, 2012, the value of the collateral was 99.4% of the market value of the securities on loan.The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of NewYork Mellon earned $28,078 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2011 ($)	Purchases ($)	Sales ($)	6/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	7,593,542	34,894,354	37,644,522	4,843,374.9
Dreyfus
Institutional
Cash
Advantage
Fund	2,642,191	146,901,891	120,949,468	28,594,614	5.3
Total	10,235,733	181,796,245	158,593,990	33,437,988	6.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Effective March 31, 2012, dividends from investment income-net are declared and paid quarterly. Prior to the effective date, dividends from investment income-net were declared and paid annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

22

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,621,087 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $658,768 of the carryover expires in fiscal year 2017, $732,796 expires in fiscal year 2018 and $229,523 of post-enactment long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $7,354,178. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2012 was approximately $356,600, with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance prod-ucts.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $231,853 pursuant to the Plan.

24

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $712 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $20,938 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $97 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $5.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $228,793, Plan fees $37,503, custodian fees $10,567, Chief Compliance Officer fees $3,183 and transfer agency per account fees $455.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2012, amounted to $28,428,848 and $16,623,860, respectively.

At June 30, 2012, accumulated net unrealized appreciation on investments was $215,564,666, consisting of $226,951,311 gross unrealized appreciation and $11,386,645 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 6, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians, and the fund ranked first in Performance Group and ranked in the first quartile of the Performance Universe for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

28

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were slightly above the Expense Group median and below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

30

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	31

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Growth and Income
Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2012, through June 30, 2012, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a total return of 8.67%, and its Service shares achieved a total return of 8.53%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 9.48% for the same period.2

U.S. stocks advanced over the first quarter of 2012 amid improving global economic data, but a worsening European debt crisis and anemic U.S. employment gains erased some of those gains in the second quarter. The fund produced lower returns than its benchmark, primarily due to disappointing stock selections in the telecommunications services and information technology sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the fund invests primarily in stocks of domestic and foreign issuers.We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income.We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among U.S. stocks stemming from employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they turned to companies expected to benefit from better business conditions.

These positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, sparking worries that recent progress might be derailed. In response, investors increasingly sought perceived safe havens, often without regard for underlying valuations or business fundamentals, and the S&P 500 Index fell over the second quarter of the year, partly offsetting earlier gains. However, dividend-paying stocks generally fared better than market averages during the second quarter as investors reached for competitive levels of income in a low interest rate environment.

Stock Selections Weighed on Fund Performance

Although the fund participated to a significant degree in the stock market’s gains, its relative performance was undermined by shortfalls in the telecommunications services sector, where broadband, voice and video services provider Windstream posted disappointing quarterly earnings and reduced the future guidance it provides to analysts. In the technology hardware and equipment industry, communications semiconductor maker QUALCOMM suffered during the reporting period from negative seasonal trends in handset sales. However, the company appears poised to benefit from increased penetration of 3G and 4G wireless services as well as greater adoption of smartphones by consumers. Application delivery networking specialist F5 Networks stumbled due to management turnover and challenges in European markets. Cypress Semiconductor reduced its earnings guidance as a result of declines in order rates of certain wireline and handset customers, as well as weaker-than-expected distribution in Europe and Asia. The position was sold during the reporting period.

In other areas, beauty products seller Avon Products reported lower-than-expected earnings amid commodity cost pressures, higher labor costs, unfavorable changes in foreign currency exchange rates and problems with its product mix. In addition, investors were disappointed when an acquisition offer for the company was withdrawn.

4

The fund achieved better results in the consumer durables and apparel industry, as Michael Kors Holdings saw strong sales of watches and other fashion accessories during the 2011 holiday season. Home improvement giantThe Home Depot boosted its earnings and profit margin as a result of operational strength in an improving U.S. housing market. Apparel retailer Ross Stores reported better-than-expected sales data, especially in the juniors and accessories categories.Among health care companies, the fund scored successes with investments in biotechnology firms. For example, Vertex Pharmaceuticals benefited from positive results from clinical trials of a new Cystic Fibrosis drug.

Finding Growth Opportunities in Volatile Markets

As of midyear, investors remain cautious due to uncertainty regarding Europe’s debt crisis, a tepid U.S. economic recovery and slower growth in China and other emerging markets. Nonetheless, our bottom-up stock selection process has continued to find attractive opportunities among fundamentally sound companies with strong growth prospects. While macro headline risks may continue to cause near-term market volatility, we continue to utilize a long-term view and remain focused on the strategy’s disciplined research-driven investment approach.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a
widely accepted, unmanaged index of U. S. stock market performance. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Growth and Income Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.72	$6.01
Ending value (after expenses)	$1,086.70	$1,085.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.57	$5.82
Ending value (after expenses)	$1,020.34	$1,019.10

† Expenses are equal to the fund’s annualized expense ratio of .91% for Initial shares and 1.16% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—98.3%	Shares	Value ($)
Automobiles & Components—1.4%
Delphi Automotive	11,310	288,405
Johnson Controls	26,970	747,339
		1,035,744
Banks—5.8%
Capital One Financial	14,570	796,396
Comerica	22,040	676,848
Fifth Third Bancorp	39,860	534,124
U.S. Bancorp	31,340	1,007,894
Wells Fargo & Co.	38,220	1,278,077
		4,293,339
Capital Goods—7.7%
Caterpillar	8,570	727,679
Danaher	11,930	621,314
Eaton	25,910	1,026,813
Energizer Holdings	8,230 [a]	619,307
Fluor	9,830	485,012
General Electric	72,980	1,520,903
Hubbell, Cl. B	2,340	182,380
Precision Castparts	3,200	526,368
		5,709,776
Commercial & Professional Services—.7%
Pitney Bowes	32,700 [b]	489,519
Consumer Durables & Apparel—3.2%
Honeywell International	9,750	544,440
Michael Kors Holdings	4,360	182,422
Newell Rubbermaid	58,160	1,055,022
Stanley Black & Decker	3,690	237,488
Under Armour, Cl. A	3,820 [a,b]	360,914
		2,380,286
Consumer Services—2.0%
Carnival	19,004	651,267
International Game Technology	13,870	218,453
Regal Entertainment Group, Cl. A	26,620 [b]	366,291
Royal Caribbean Cruises	10,450	272,013
		1,508,024

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Diversified Financials—5.9%
Ameriprise Financial	6,650	347,529
Discover Financial Services	12,070	417,381
Franklin Resources	1,920	213,101
Goldman Sachs Group	2,710	259,781
IntercontinentalExchange	1,580 [a]	214,848
JPMorgan Chase & Co.	44,416	1,586,984
Moody’s	27,670	1,011,339
T. Rowe Price Group	3,140	197,694
TD Ameritrade Holding	9,960	169,320
		4,417,977
Energy—7.5%
BP, ADR	8,190	332,023
EOG Resources	6,420	578,506
Exxon Mobil	14,740	1,261,302
National Oilwell Varco	4,610	297,068
Occidental Petroleum	17,100	1,466,667
Schlumberger	17,819	1,156,631
Valero Energy	20,450	493,868
		5,586,065
Food & Staples Retailing—.8%
Whole Foods Market	6,490	618,627
Food, Beverage & Tobacco—6.4%
Coca-Cola Enterprises	24,420	684,737
ConAgra Foods	17,350	449,885
Dr. Pepper Snapple Group	4,160	182,000
Kraft Foods, Cl. A	5,140	198,507
PepsiCo	29,550	2,088,003
Philip Morris International	13,270	1,157,940
		4,761,072
Health Care Equipment & Services—1.4%
Baxter International	6,940	368,861
Cerner	4,050 [a]	334,773
St. Jude Medical	7,520	300,123
		1,003,757

8

Common Stocks (continued)	Shares	Value ($)
Household & Personal Products—.3%
Avon Products	15,780	255,794
Insurance—2.6%
Arthur J. Gallagher & Co.	17,850	625,999
Marsh & McLennan	14,060	453,154
MetLife	20,280	625,638
Travelers	3,140	200,458
		1,905,249
Materials—4.6%
Dow Chemical	22,990	724,185
Eastman Chemical	12,690	639,195
Freeport-McMoRan Copper & Gold	4,964	169,123
LyondellBasell Industries, Cl. A	4,350	175,174
Martin Marietta Materials	3,530[b]	278,235
Monsanto	8,080	668,862
Packaging Corp. of America	10,870	306,969
PPG Industries	4,630	491,336
		3,453,079
Media—5.8%
News, Cl. A	53,820	1,199,648
Omnicom Group	20,590	1,000,674
Time Warner	15,166	583,891
Viacom, Cl. B	18,800	883,976
Walt Disney	13,300	645,050
		4,313,239
Pharmaceuticals & Biotechnology—10.5%
Agilent Technologies	6,150	241,326
Alexion Pharmaceuticals	2,860[a]	283,998
Allergan	4,320	399,902
Biogen Idec	3,030[a]	437,471
Bristol-Myers Squibb	13,600	488,920
Gilead Sciences	10,010[a]	513,313
Johnson & Johnson	9,153[b]	618,377
McKesson	10,230	959,063
Merck & Co.	29,870	1,247,073

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Pharmaceuticals &
Biotechnology (continued)
Perrigo	2,660	313,694
Pfizer	73,570	1,692,110
Vertex Pharmaceuticals	4,200 [a]	234,864
Watson Pharmaceuticals	5,300 [a]	392,147
		7,822,258
Retailing—7.2%

Amazon.com	2,800 [a]	639,380
Dick’s Sporting Goods	5,630	270,240
Dollar General	5,510 [a]	299,689
Home Depot	12,510	662,905
Limited Brands	5,910	251,352
Macy’s	17,560	603,186
Nordstrom	5,540	275,283
Priceline.com	760 [a]	505,035
PVH	5,120	398,285
Ross Stores	4,940	308,602
Starbucks	9,240	492,677
Wal-Mart Stores	8,800	613,536
		5,320,170
Semiconductors & Equipment—3.3%
Analog Devices	13,720	516,832
Broadcom, Cl. A	10,650 [a]	359,970
Skyworks Solutions	7,850 [a]	214,855
Texas Instruments	37,110	1,064,686
Xilinx	8,520	286,016
		2,442,359
Software & Services—9.3%
Accenture, Cl. A	4,270	256,584
Citrix Systems	4,980 [a]	418,021
F5 Networks	4,380 [a]	436,073
Google, Cl. A	1,883 [a]	1,092,272
Intuit	7,880	467,678
LinkedIn, Cl. A	3,310 [a,b]	351,754
MasterCard, Cl. A	1,330	572,046

10

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Oracle	48,140		1,429,758
Paychex	16,700		524,547
Red Hat	8,100	[a]	457,488
Salesforce.com	2,160	[a]	298,642
Teradata	5,500	[a]	396,055
VMware, Cl. A	2,530	[a]	230,331
			6,931,249
Technology Hardware &
Equipment—8.2%
Apple	5,326	[a]	3,110,384
Cisco Systems	48,880		839,270
QUALCOMM	37,940		2,112,499
			6,062,153
Telecommunication Services—2.0%
Vodafone Group, ADR	28,010		789,322
Windstream	71,840	[b]	693,974
			1,483,296
Transportation—1.7%
FedEx	5,620		514,848
Union Pacific	6,470		771,937
			1,286,785
Total Common Stocks
(cost $66,546,508)			73,079,817

Preferred Stocks—.5%
Banks
Citigroup,
Conv., Cum. $7.5
(cost $355,302)	4,200		359,352

Other Investment—1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $768,282)	768,282	[c]	768,282

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,536,682)	2,536,682[c]	2,536,682

Total Investments (cost $70,206,774)	103.2%	76,744,133
Liabilities, Less Cash and Receivables	(3.2%)	(2,383,578)
Net Assets	100.0%	74,360,555

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $2,533,505 and the value of the collateral held by the fund was $2,536,682.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals & Biotechnology	10.5	Semiconductors & Equipment	3.3
Software & Services	9.3	Consumer Durables & Apparel	3.2
Technology Hardware & Equipment	8.2	Insurance	2.6
Capital Goods	7.7	Consumer Services	2.0
Energy	7.5	Telecommunication Services	2.0
Retailing	7.2	Transportation	1.7
Food, Beverage & Tobacco	6.4	Automobiles & Components	1.4
Banks	6.3	Health Care Equipment & Services	1.4
Diversified Financials	5.9	Food & Staples Retailing	.8
Media	5.8	Commercial & Professional Services	.7
Materials	4.6	Household & Personal Products	.3
Money Market Investments	4.4		103.2

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,533,505)—Note 1(b):
Unaffiliated issuers	66,901,810	73,439,169
Affiliated issuers	3,304,964	3,304,964
Cash		4,904
Receivable for investment securities sold		297,408
Dividends and securities lending income receivable		178,721
Prepaid expenses		1,812
		77,226,978
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		52,749
Liability for securities on loan—Note 1(b)		2,536,682
Payable for investment securities purchased		219,873
Payable for shares of Beneficial Interest redeemed		15,364
Accrued expenses		41,755
		2,866,423
Net Assets ($)		74,360,555
Composition of Net Assets ($):
Paid-in capital		83,564,067
Accumulated undistributed investment income—net		37,818
Accumulated net realized gain (loss) on investments		(15,778,689)
Accumulated net unrealized appreciation
(depreciation) on investments		6,537,359
Net Assets ($)		74,360,555

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	66,986,091	7,374,464
Shares Outstanding	3,271,518	359,799
Net Asset Value Per Share ($)	20.48	20.50

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	801,091
Affiliated issuers	137
Income from securities lending—Note 1(b)	2,229
Total Income	803,457
Expenses:
Investment advisory fee—Note 3(a)	285,844
Auditing fees	23,456
Prospectus and shareholders’ reports	12,932
Distribution fees—Note 3(b)	9,481
Custodian fees—Note 3(b)	6,875
Trustees’ fees and expenses—Note 3(c)	4,169
Legal fees	2,866
Shareholder servicing costs—Note 3(b)	1,264
Loan commitment fees—Note 2	567
Miscellaneous	7,954
Total Expenses	355,408
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	355,406
Investment Income—Net	448,051
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,775,936
Net realized gain (loss) on options transactions	10,852
Net Realized Gain (Loss)	3,786,788
Net unrealized appreciation (depreciation) on investments	2,088,358
Net Realized and Unrealized Gain (Loss) on Investments	5,875,146
Net Increase in Net Assets Resulting from Operations	6,323,197

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	448,051	984,757
Net realized gain (loss) on investments	3,786,788	7,456,510
Net unrealized appreciation
(depreciation) on investments	2,088,358	(10,575,712)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,323,197	(2,134,445)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(415,110)	(907,365)
Service Shares	(36,237)	(81,785)
Total Dividends	(451,347)	(989,150)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	801,423	2,620,731
Service Shares	52,828	182,174
Dividends reinvested:
Initial Shares	415,110	907,365
Service Shares	36,237	81,785
Cost of shares redeemed:
Initial Shares	(5,145,402)	(12,250,536)
Service Shares	(522,245)	(1,746,186)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,362,049)	(10,204,667)
Total Increase (Decrease) in Net Assets	1,509,801	(13,328,262)
Net Assets ($):
Beginning of Period	72,850,754	86,179,016
End of Period	74,360,555	72,850,754
Undistributed investment income—net	37,818	41,114

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	38,606	131,161
Shares issued for dividends reinvested	19,788	46,954
Shares redeemed	(248,785)	(620,661)
Net Increase (Decrease) in Shares Outstanding	(190,391)	(442,546)
Service Shares
Shares sold	2,543	8,896
Shares issued for dividends reinvested	1,727	4,230
Shares redeemed	(25,058)	(89,124)
Net Increase (Decrease) in Shares Outstanding	(20,788)	(75,998)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	18.96	19.76	16.86	13.27	25.42	24.79
Investment Operations:
Investment income—net[a]	.12	.25	.20	.19	.13	.19
Net realized and unrealized
gain (loss) on investments	1.53	(.80)	2.91	3.59	(9.53)	1.79
Total from Investment Operations	1.65	(.55)	3.11	3.78	(9.40)	1.98
Distributions:
Dividends from
investment income—net	(.13)	(.25)	(.21)	(.19)	(.13)	(.19)
Dividends from net realized
gain on investments	—	—	—	—	(2.62)	(1.16)
Total Distributions	(.13)	(.25)	(.21)	(.19)	(2.75)	(1.35)
Net asset value, end of period	20.48	18.96	19.76	16.86	13.27	25.42
Total Return (%)	8.67[b]	(2.79)	18.61	28.79	(40.41)	8.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91[c]	.89	.88	.88	.85	.81
Ratio of net expenses
to average net assets	.91[c]	.89	.88	.84	.85	.81
Ratio of net investment income
to average net assets	1.20[c]	1.24	1.16	1.32	.66	.76
Portfolio Turnover Rate	28.02[b]	83.28	82.26	113.45	134.81	71.85
Net Assets, end of period
($ x 1,000)	66,986	65,629	77,151	83,182	73,919	149,445

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	18.98	19.77	16.87	13.28	25.43	24.80
Investment Operations:
Investment income—net[a]	.10	.20	.16	.15	.08	.14
Net realized and unrealized
gain (loss) on investments	1.52	(.79)	2.91	3.59	(9.53)	1.79
Total from Investment Operations	1.62	(.59)	3.07	3.74	(9.45)	1.93
Distributions:
Dividends from
investment income—net	(.10)	(.20)	(.17)	(.15)	(.08)	(.14)
Dividends from net realized
gain on investments	—	—	—	—	(2.62)	(1.16)
Total Distributions	(.10)	(.20)	(.17)	(.15)	(2.70)	(1.30)
Net asset value, end of period	20.50	18.98	19.77	16.87	13.28	25.43
Total Return (%)	8.53[b]	(2.99)	18.29	28.44	(40.53)	8.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16[c]	1.14	1.13	1.13	1.10	1.06
Ratio of net expenses
to average net assets	1.16[c]	1.14	1.13	1.09	1.10	1.00
Ratio of net investment income
to average net assets	.95[c]	.99	.91	1.08	.40	.55
Portfolio Turnover Rate	28.02[b]	83.28	82.26	113.45	134.81	71.85
Net Assets, end of period
($ x 1,000)	7,374	7,222	9,028	9,997	9,990	21,294

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Growth and Income Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	71,960,228	—	—	71,960,228
Equity Securities—
Foreign†	1,478,941	—	—	1,478,941
Mutual Funds	3,304,964	—	—	3,304,964
† See Statement of Investments for additional detailed categorizations.

At the period ended December 31, 2011, $267,312 of exchange traded domestic equities were classified as Level 2 of the fair value

22

hierarchy as the values were determined pursuant to the fund’s fair valuation procedures.At June 30, 2012, no exchange traded securities were classified as Level 2.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012, The Bank of New York Mellon earned $955 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	268,468		6,392,571	5,892,757	768,282		1.0
Dreyfus
Institutional
Cash
Advantage
Fund	1,727,431		10,534,196	9,724,945	2,536,682		3.4
Total	1,995,899		16,926,767	15,617,702	3,304,964		4.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. The fund declares and pays dividends from investment income-net on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

24

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $18,903,892 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $9,174,254 of the carryover expires in fiscal year 2016 and $9,729,638 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $989,150.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $9,481 pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $213 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $6,875 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

26

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $31 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $44,622, Plan fees $1,473, custodian fees $3,327, Chief Compliance Officer fees $3,183 and transfer agency per account fees $144.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended June 30, 2012, amounted to $21,269,927 and $26,337,737, respectively.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

28

The following summarizes the fund’s call/put options written during the period ended June 30, 2012

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2011	—	—
Contracts written	226	12,587
Contracts terminated:
Contracts closed	31	2,294	1,735	559
Contracts expired	195	10,293	—	10,293
Total contracts terminated	226	12,587	1,735	10,852
Contracts Outstanding
June 30, 2012	—	—

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Equity options contracts	2,175

At June 30, 2012, the accumulated net unrealized appreciation on investments was $6,537,359, consisting of $9,270,358 gross unrealized appreciation and $2,732,999 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 6, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

30

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group and Performance Universe medians.

Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were approximately at or above the Expense Group median and below the Expense Universe median.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund

32

shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

34

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International
Equity Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive global equity markets higher in early 2012 when investors responded positively to improving U.S. employment trends, measures by European policymakers to address the region’s sovereign debt crisis, and evidence that China had successfully forestalled rising inflationary pressures. However, political developments later raised doubts about some of Europe’s proposed solutions, U.S. economic data weakened in the spring, and the Chinese economy weakened more than many analysts had expected. Consequently, international stocks gave back their previous gains, and major global market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the global economy is likely to remain on a mildly upward trajectory, but with stronger growth in the Americas and continued weakness in Europe. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity, potentially setting the stage for better market conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Paul Markham, Portfolio Manager, Newton Capital Management Limited, Sub-Investment Adviser.

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Variable Investment Fund, International Equity Portfolio’s Initial shares produced a total return of 7.45%, and its Service shares produced a total return of 7.36%.1 This compares with a 2.96% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

International stocks encountered heightened volatility throughout the reporting period due to changing economic conditions in Europe, the United States and the emerging markets. The fund produced higher returns than its benchmark, primarily due to the relative success of our security selection process.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes.These themes are based primarily on observable economic, industrial or social trends that we believe will affect markets, industries or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include deleverage, which asserts that certain economies and institutions need to reduce their budget deficits and pay down debt burdens, which reduces their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our networked world theme identifies the investment opportunities and challenges inherent in the growth of information technology and data communication around the world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as networked world and deleverage; the relative values of equities, bonds

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

and cash; company fundamentals; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

Markets Reacted Sharply to Macroeconomic Developments

International stocks generally advanced early in 2012 amid improving U.S. employment trends, signs of lower inflation in emerging markets, and hopes that measures implemented by monetary and fiscal policymakers in the European Union might prevent the spread of fiscal instability from Greece to other nations in the region. However, political developments in the spring cast the viability of the European bailout plan into doubt, employment gains moderated in the United States, and economic growth in China slowed in response to inflation-fighting programs. In this challenging environment, international equity markets gave back their earlier gains, ending the first half of the year with only mildly positive returns.

Mixed Investment Results in Volatile Markets

Although the fund maintained a relatively defensive investment posture in the volatile market environment, our security selection strategy enabled it to outperform the MSCI EAFE Index during the reporting period. The fund achieved particularly strong results from U.K.-based independent oil and gas exploration company Ophir Energy, which gained value after discovering new reserves of natural gas off the coast of Africa. Japan Tobacco raised its dividend, and investors responded positively when the Japanese government announced plans to divest its shares in the company. Global brewer Anheuser-Busch InBev benefited from positive investor reaction to the company’s full acquisition of a Mexican brewer in which it previously held only a partial stake. Carmaker Toyota Motor gained value as the U.S. automobile industry rebounded and analysts responded positively to new styles under development.

The fund received disappointing results from a handful of its holdings. For example, gold producer Newcrest Mining was hurt by a flat commodity price and weaker-than-expected production volumes.While Royal Bank of Scotland Group was not directly implicated in a recent scandal

4

regarding manipulation of benchmark interest rates, its stock price suffered from the imbroglio’s indirect effects on U.K. banks. Power and automation technologies provider ABB slumped when some orders were delayed by the global economic slowdown.

Maintaining a Relatively Cautious Posture

As of midyear, European fiscal conditions remain unsettled and U.S. economic growth is still sluggish. Therefore, we have maintained a cautious approach to international equity markets, including an emphasis on higher-quality, large-cap companies with clean balance sheets and strongly positive cash flows. In addition, we have reduced the number of stocks in the portfolio, focusing on those in which we have high levels of confidence. The fund ended the reporting period with underweighted exposure to Europe, where we favor multinationals with ample exposure to other markets.We have found a number of opportunities meeting our investment criteria in the health care sector, but fewer among industrial and financial companies.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in an index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 5.00	$ 6.29
Ending value (after expenses)	$1,074.50	$1,073.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.87	$ 6.12
Ending value (after expenses)	$1,020.04	$1,018.80

† Expenses are equal to the fund’s annualized expense ratio of .97% for Initial shares and 1.22% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—96.8%	Shares	Value ($)
Australia—3.0%
Newcrest Mining	20,098	467,807
Santos	43,176	474,176
WorleyParsons	14,389	373,747
		1,315,730
Belgium—3.1%
Anheuser-Busch InBev	17,570	1,362,998
Brazil—2.9%
Arezzo Industria e Comercio	16,953	252,375
CCR	42,100	342,292
International Meal Co. Holdings	26,400	243,166
Vale, ADR	22,646	449,523
		1,287,356
Canada—1.3%
Barrick Gold	6,639	250,079
Nexen	19,314	327,054
		577,133
China—1.6%
Biostime International Holdings	164,909	433,776
Mindray Medical International, ADR	9,622	291,450
		725,226
France—4.2%
Air Liquide	6,359	724,662
L’Oreal	5,011	584,934
Total	12,065	542,024
		1,851,620
Germany—5.1%
Bayer	12,928	928,944
Brenntag	2,870	316,637
Fresenius Medical Care & Co.	8,651	611,219
Gerry Weber International	9,974	410,661
		2,267,461
Hong Kong—6.2%
AIA Group	197,800	682,004
Belle International Holdings	247,000	422,486
China Mobile	66,500	730,869

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Jardine Matheson Holdings	13,200	642,810
Man Wah Holdings	572,800	237,788
		2,715,957
Italy—1.8%
Intesa Sanpaolo	291,377	412,249
Saipem	8,888	393,560
		805,809
Japan—23.9%
Asahi Group Holdings	24,400	524,053
Calbee	5,300	332,135
Daiichi Sankyo	18,325	308,539
Don Quijote	22,600	777,510
FANUC	3,000	492,892
INPEX	66	370,017
Japan Tobacco	45,200	1,339,437
Lawson	8,000	559,701
Mitsubishi Estate	40,000	717,565
NGK Spark Plug	32,000	422,495
Nissan Motor	67,200	636,431
Nomura Holdings	104,000	388,393
Shiseido	22,800	359,453
Sugi Holdings	17,200	564,924
Toshiba	159,000	603,456
Towa Pharmaceutical	9,900	554,884
Toyota Motor	40,100	1,616,254
		10,568,139
Norway—1.8%
DNB	80,555	798,285
Philippines—.7%
Energy Development	2,294,100	328,554
Poland—.8%
Telekomunikacja Polska	79,491	371,490
Singapore—2.0%
Sakari Resources	256,000	281,011
United Overseas Bank	39,000	579,562
		860,573

8

Common Stocks (continued)	Shares	Value ($)
South Africa—.8%
MTN Group	21,666	373,479
Sweden—1.1%
TeliaSonera	73,845	470,989
Switzerland—13.6%
ABB	17,605	286,569
Actelion	6,161	252,503
Bank Sarasin & Cie, Cl. B	11,648	327,663
Nestle	26,290	1,566,348
Novartis	15,958	889,404
Roche Holding	8,571	1,477,338
Syngenta	2,115	720,412
Zurich Financial Services	2,081	468,096
		5,988,333
Thailand—3.3%
Bangkok Bank	141,600	926,313
Bangkok Dusit Medical Services	172,165	530,729
		1,457,042
United Kingdom—19.6%
Associated British Foods	28,344	569,091
BG Group	22,102	449,994
BHP Billiton	37,045	1,047,803
BowLeven	213,902[a]	195,139
British American Tobacco	17,616	894,305
British Sky Broadcasting Group	40,860	445,709
Centrica	176,498	879,021
Compass Group	41,874	438,736
GlaxoSmithKline	37,150	841,898
Imagination Technologies Group	36,437[a]	266,268
Ophir Energy	45,547	413,733
Royal Bank of Scotland Group	216,671[a]	730,596
Severn Trent	18,227	471,868
SSE	25,250	550,074
Wolseley	12,096	450,301
		8,644,536
Total Common Stocks
(cost $40,558,980)		42,770,710

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.6%	Shares	Value ($)
Brazil
Petroleo Brasileiro
(cost $495,655)	29,692	269,793

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $300,000)	300,000[b]	300,000
Total Investments (cost $41,354,635)	98.1%	43,340,503
Cash and Receivables (Net)	1.9%	835,336
Net Assets	100.0%	44,175,839

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Staples	19.0	Energy	7.8
Financial	13.7	Utilities	5.0
Industrial	13.3	Telecommunications	4.4
Health Care	13.0	Money Market Investment	.7
Materials	11.7	Information Technology	.6
Consumer Discretionary	8.9		98.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	41,054,635	43,040,503
Affiliated issuers	300,000	300,000
Cash		297,472
Cash denominated in foreign currencies	329,489	327,630
Receivable for investment securities sold		178,321
Dividends receivable		143,718
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		76,931
Prepaid expenses		691
		44,365,266
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		38,686
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		68,420
Payable for shares of Beneficial Interest redeemed		42,371
Accrued expenses		39,950
		189,427
Net Assets ($)		44,175,839
Composition of Net Assets ($):
Paid-in capital		58,640,892
Accumulated undistributed investment income—net		639,866
Accumulated net realized gain (loss) on investments		(17,097,914)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		1,992,995
Net Assets ($)		44,175,839

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	34,905,196	9,270,643
Shares Outstanding	2,372,746	630,234
Net Asset Value Per Share ($)	14.71	14.71

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $83,840 foreign taxes withheld at source):
Unaffiliated issuers	896,199
Affiliated issuers	341
Total Income	896,540
Expenses:
Investment advisory fee—Note 3(a)	166,912
Auditing fees	28,377
Distribution fees—Note 3(b)	12,137
Custodian fees—Note 3(b)	4,562
Prospectus and shareholders’ reports	3,612
Legal fees	1,170
Shareholder servicing costs—Note 3(b)	1,159
Trustees’ fees and expenses—Note 3(c)	252
Loan commitment fees—Note 2	158
Miscellaneous	10,521
Total Expenses	228,860
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	228,859
Investment Income—Net	667,681
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,236,512)
Net realized gain (loss) on forward foreign currency exchange contracts	(52,246)
Net Realized Gain (Loss)	(1,288,758)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	3,788,983
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	18,560
Net Unrealized Appreciation (Depreciation)	3,807,543
Net Realized and Unrealized Gain (Loss) on Investments	2,518,785
Net Increase in Net Assets Resulting from Operations	3,186,466

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	667,681	684,276
Net realized gain (loss) on investments	(1,288,758)	4,297,482
Net unrealized appreciation
(depreciation) on investments	3,807,543	(12,283,803)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,186,466	(7,302,045)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(158,811)	(935,584)
Service Shares	(13,890)	(239,508)
Total Dividends	(172,701)	(1,175,092)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,281,386	3,442,961
Service Shares	331,575	944,711
Dividends reinvested:
Initial Shares	158,811	935,584
Service Shares	13,890	239,508
Cost of shares redeemed:
Initial Shares	(3,168,226)	(12,030,624)
Service Shares	(1,191,478)	(3,581,111)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,574,042)	(10,048,971)
Total Increase (Decrease) in Net Assets	1,439,723	(18,526,108)
Net Assets ($):
Beginning of Period	42,736,116	61,262,224
End of Period	44,175,839	42,736,116
Undistributed investment income—net	639,866	144,886

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	155,287	222,380
Shares issued for dividends reinvested	10,292	57,292
Shares redeemed	(214,943)	(744,276)
Net Increase (Decrease) in Shares Outstanding	(49,364)	(464,604)
Service Shares
Shares sold	22,300	60,669
Shares issued for dividends reinvested	900	14,667
Shares redeemed	(80,823)	(229,570)
Net Increase (Decrease) in Shares Outstanding	(57,623)	(154,234)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total return do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.75	16.44	15.19	12.75	23.12	20.08
Investment Operations:
Investment income—net[a]	.22	.21	.22	.28	.30	.29
Net realized and unrealized
gain (loss) on investments	.81	(2.57)	1.28	2.71	(9.70)	3.10
Total from Investment Operations	1.03	(2.36)	1.50	2.99	(9.40)	3.39
Distributions:
Dividends from
investment income—net	(.07)	(.33)	(.25)	(.55)	(.34)	(.35)
Dividends from net realized
gain on investments	—	—	—	—	(.63)	—
Total Distributions	(.07)	(.33)	(.25)	(.55)	(.97)	(.35)
Net asset value, end of period	14.71	13.75	16.44	15.19	12.75	23.12
Total Return (%)	7.45[b]	(14.68)	10.03	25.26	(42.22)	17.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[c]	1.10	1.06	1.12	1.10	1.03
Ratio of net expenses
to average net assets	.97[c]	1.10	1.06	1.12	1.08	.98
Ratio of net investment income
to average net assets	3.06[c]	1.35	1.47	2.12	1.62	1.37
Portfolio Turnover Rate	26.66[b]	56.20	63.67	104.15	99.61	113.77
Net Assets, end of period
($ x 1,000)	34,905	33,297	47,443	45,507	37,360	70,923

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.72	16.41	15.17	12.72	23.06	20.05
Investment Operations:
Investment income—net[a]	.20	.17	.18	.25	.24	.22
Net realized and unrealized
gain (loss) on investments	.81	(2.57)	1.28	2.71	(9.66)	3.11
Total from Investment Operations	1.01	(2.40)	1.46	2.96	(9.42)	3.33
Distributions:
Dividends from
investment income—net	(.02)	(.29)	(.22)	(.51)	(.29)	(.32)
Dividends from net realized
gain on investments	—	—	—	—	(.63)	—
Total Distributions	(.02)	(.29)	(.22)	(.51)	(.92)	(.32)
Net asset value, end of period	14.71	13.72	16.41	15.17	12.72	23.06
Total Return (%)	7.36[b]	(14.91)	9.74	24.89	(42.36)	16.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.22[c]	1.35	1.31	1.37	1.35	1.28
Ratio of net expenses
to average net assets	1.22[c]	1.35	1.31	1.37	1.34	1.23
Ratio of net investment income
to average net assets	2.79[c]	1.09	1.23	1.91	1.33	1.02
Portfolio Turnover Rate	26.66[b]	56.20	63.67	104.15	99.61	113.77
Net Assets, end of period
($ x 1,000)	9,271	9,439	13,819	13,651	11,639	18,607

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Equity Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series. The fund’s investment objective is to seek capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser. Newton is also a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board ofTrustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

20

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	25,360,732	17,679,771	††	—	43,040,503
Mutual Funds	300,000	—		—	300,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	76,931		—	76,931
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(68,420)		—	(68,420)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At the period ended December 31, 2011, no exchange traded foreign equity securities were valued at Level 2 of the fair value hierarchy.

For the period ended June 30, 2012, there were no transfers of mutual funds or forward contracts between Level 1 and Level 2 of the fair value hierarchy.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

22

(e) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	520,000		4,605,000	4,825,000	300,000.7

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $14,965,880 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $3,155,881 of the carryover expires in fiscal year 2016 and $11,809,999 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $1,175,092. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

24

Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $12,137 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $89 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $4,562 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $17 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory

26

fees $26,003, Plan fees $1,848, custodian fees $7,579, Chief Compliance Officer fees $3,183 and transfer agency per account fees $73.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2012, amounted to $11,667,681 and $13,172,348, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign
Currency	Foreign			Unrealized
Exchange	Currency			Appreciation
Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
8/16/2012 [a]	669,000	649,860	681,511	31,651
British Pound,
Expiring
7/13/2012 [a]	344,000	558,671	538,738	(19,933)
Euro,
Expiring
8/16/2012 [a]	700,707	927,769	887,141	(40,628)
Japanese Yen,
Expiring
8/16/2012 [b]	74,251,000	929,997	929,536	(461)
Sales:		Proceeds ($)
Australian Dollar,
Expiring
8/16/2012 [b]	669,000	706,815	681,511	25,304
British Pound,
Expiring
7/13/2012 [b]	344,000	533,107	538,738	(5,631)
Euro,
Expiring
8/16/2012 [b]	718,924	929,997	910,204	19,793
Japanese Yen,
Expiring:
7/2/2012 [b]	748,914	9,403	9,369	34
7/3/2012 [b]	1,376,056	17,282	17,215	67
7/3/2012 [c]	908,610	11,448	11,366	82
8/16/2012 [a]	74,251,000	927,769	929,536	(1,767)
Gross Unrealized
Appreciation				76,931
Gross Unrealized
Depreciation				(68,420)

Counterparties:
a	JPMorgan Chase & Co.
b	Royal Bank of Scotland
c	UBS

28

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Forward contracts	2,451,567

At June 30, 2012, accumulated net unrealized appreciation on investments was $1,985,868, consisting of $5,138,108 gross unrealized appreciation and $3,152,240 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 6, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

30

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, except for the ten-year period when the fund’s performance was above the Performance Group and the Performance Universe medians. Dreyfus also provided a comparison of

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the fund’s calendar year total returns to the returns of the fund’s benchmark index, and the Dreyfus representatives noted that the fund’s total return was at or above the return of the index in seven of the ten years. Dreyfus representatives discussed with the Board factors that they believed may improve the fund’s performance in the future, including management changes at the Sub-Adviser.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and

32

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreements only through September 30, 2012.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreements through September 30, 2012 was in the best interests of the fund and its shareholders.

34

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International Value
Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, InternationalValue Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive global equity markets higher in early 2012 when investors responded positively to improving U.S. employment trends, measures by European policymakers to address the region’s sovereign debt crisis, and evidence that China had successfully forestalled rising inflationary pressures. However, political developments later raised doubts about some of Europe’s proposed solutions, U.S. economic data weakened in the spring, and the Chinese economy weakened more than many analysts had expected. Consequently, international stocks gave back their previous gains, and major global market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the global economy is likely to remain on a mildly upward trajectory, but with stronger growth in the Americas and continued weakness in Europe. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity, potentially setting the stage for better market conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by D. Kirk Henry, Primary Portfolio Manager; Carolyn Kedersha,Warren Skillman and Clifford Smith, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Variable Investment Fund, InternationalValue Portfolio’s Initial shares produced a total return of –0.99%, and its Service shares produced a total return of –1.09%.1 This compares with a 2.96% return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

International stocks encountered heightened volatility throughout the reporting period due to economic conditions in Europe, the United States and the emerging markets.The fund produced lower returns than its benchmark, primarily due to the market’s narrow focus on near-term earnings stability at the expense of the value-oriented characteristics considered by our investment process.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies.The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven.When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends.We focus on how a stock is valued relative to its intrinsic worth, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

Markets Reacted Sharply to Short-Term Developments

Although much of the world showed signs of continued, albeit muted economic growth during the reporting period, global equity markets proved volatile in the absence of a long-term resolution for Europe’s persistent credit problems.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

International stocks generally advanced early in 2012 amid improving U.S. employment trends, signs of lower inflation in emerging markets, and hopes that measures implemented by monetary and fiscal policymakers in the European Union might prevent fiscal instability from spreading from Greece to other nations in the region struggling with heavy debt loads and compromised banking systems. However, the first round of Greek elections in the spring cast the political viability of the European bailout plan into doubt, and several Spanish banks edged closer to failure due to mounting commercial real estate and mortgage losses. Meanwhile, employment gains moderated in the United States, and economic growth in China slowed in response to inflation-fighting programs, threatening a major engine of global growth. In this tumultuous environment, international equity markets gave back their earlier gains, ending the first half of the year with virtually flat returns.

Successes and Disappointments in a Volatile Market

The fund delivered relatively strong results in the financials sector, which was buoyed by lack of exposure to troubled Spanish and Italian banks and by successful investments in several Asian financial companies.Top performers included HSBC Holdings, a U.K. listed bank with operations globally, with increasing emphasis on emerging Asia; Singapore-based bank DBS Group Holdings; Japanese banks Sumitomo Mitsui Financial Group and Mitsubishi UFJ Financial Group; and Dutch insurer Aegon. The utilities sector further bolstered relative returns, led by gains in Chinese power providers such as Huaneng Power International, which benefited from declining coal prices, and German electric utilities, including RWE and E.ON.

The fund suffered its most significant disappointments in the technology sector. Most notably, cell phone maker Nokia experienced sharp declines as the company struggled with its transition to a new software platform for its smartphones and declining revenues from legacy products. Nokia’s problems also negatively affected Chinese handset manufacturer Foxconn International Holdings, which derives significant revenue from Nokia-related business. In addition, the fund underperformed its benchmark in the consumer staples sector, partly due to underweighted exposure to this expensive sector which has outperformed the market, and partly due to disappointing returns from Belgium’s Delhaize Group and France-based Carrefour.

4

Continuing to Emphasize Fundamental Value

Although European fiscal conditions remain unsettled, we have found what we consider attractive individual investment opportunities across the globe among companies with the valuation and business characteristics we seek.The diversity of the fund’s portfolio illustrates our ability to find what we consider value across borders and sectors.As of the end of the reporting period, the fund’s only significant underweighted or overweighted position was its relatively light exposure to the consumer staples sector, where stock prices have climbed to levels that, in our opinion, detract from the sector’s value characteristics. We believe that our value discipline is likely to cushion potential declines should negative macroeconomic developments drive global markets lower. At the same time, our continued emphasis on each company’s underlying value positions the fund to benefit from a return to an environment in which investors pay greater attention to company fundamentals.

July 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.23	$7.47
Ending value (after expenses)	$990.10	$989.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.32	$7.57
Ending value (after expenses)	$1,018.60	$1,017.35

† Expenses are equal to the fund’s annualized expense ratio of 1.26% for Initial Shares and 1.51% for Service Shares,
multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—96.6%	Shares	Value ($)
Australia—3.7%
Australia & New Zealand Banking Group	28,160	639,263
Nufarm	55,322	287,923
Primary Health Care	228,604	693,081
QBE Insurance Group	53,180	733,202
		2,353,469
Belgium—1.0%
Delhaize Group	17,310	632,641
Brazil—1.8%
Banco Santander Brasil, ADS	61,930	479,957
Oi, ADR	20,573	232,585
Petroleo Brasileiro, ADR	23,620	443,347
		1,155,889
China—2.6%
Beijing Capital International Airport, Cl. H	408,000	249,515
China Dongxiang Group	987,000	90,035
China Railway Group, Cl. H	562,000	236,730
Foxconn International Holdings	616,000 [a]	224,690
Guangzhou Automobile Group, Cl. H	370,272	311,620
Huaneng Power International, Cl. H	438,000	330,966
PetroChina, ADR	1,240	160,134
		1,603,690
France—12.6%
Alstom	13,550	427,489
Carrefour	49,590	912,790
Cie de St-Gobain	12,130	446,701
Danone	6,070	376,514
EDF	18,410	408,878
France Telecom	66,170	868,785
GDF Suez	31,201	740,540
Sanofi	16,527	1,249,460
Societe Generale	20,012 [a]	466,238
Total	33,820	1,519,375
Vivendi	26,944	498,849
		7,915,619

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany—9.4%
Aixtron	26,530	378,041
Allianz	4,440	444,506
Bayer	7,190	516,639
Celesio	33,190	541,616
Daimler	12,684	567,345
Deutsche Bank	17,050	614,939
Deutsche Telekom	39,140	428,648
E.ON	53,880	1,159,150
Muenchener Rueckversicherungs	3,310	465,587
Siemens	9,260	775,065
		5,891,536
Hong Kong—2.9%
China Mobile, ADR	5,140	281,004
Esprit Holdings	531,396	687,099
Hang Seng Bank	51,700	708,530
Pacific Basin Shipping	387,000	166,248
		1,842,881
India—.6%
Reliance Industries, GDR	13,960 [b]	369,940
Israel—1.5%
Teva Pharmaceutical Industries, ADR	24,230	955,631
Italy—1.9%
ENI	12,605	267,669
Finmeccanica	68,396 [a]	275,246
Saras	691,460 [a]	672,472
		1,215,387
Japan—22.1%
Denso	16,700	568,618
East Japan Railway	6,000	376,704
Fujitsu	83,000	397,711
INPEX	108	605,483
JS Group	24,400	516,193
Kao	24,100	664,678
Kirin Holdings	46,000	542,145
Matsumotokiyoshi Holdings	16,600	368,284
Mitsubishi UFJ Financial Group	276,000	1,320,878

8

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nippon Electric Glass	68,000	404,445
Nippon Express	63,000	260,069
Nomura Holdings	56,200	209,881
Omron	19,000	401,174
Panasonic	15,300	124,444
Ricoh	66,700	563,062
Shimachu	25,800	564,998
Shin-Etsu Chemical	17,160	944,084
Sumitomo Mitsui Financial Group	25,300	834,618
Sumitomo Mitsui Trust Holdings	186,240	556,390
Taiyo Nippon Sanso	107,000	625,131
Tokyo Electron	10,900	509,754
Tokyo Steel Manufacturing	78,700	464,289
Toyota Motor	40,300	1,624,315
Yamaha Motor	45,800	436,947
Yamato Holdings	100	1,610
		13,885,905
Netherlands—3.4%
Aegon	71,371	329,127
Heineken	4,620	240,559
Koninklijke Philips Electronics	53,614	1,056,403
Royal Dutch Shell, Cl. A	15,897	535,231
		2,161,320
Norway—.5%
Norsk Hydro	66,946	300,481
Russia—.4%
Gazprom, ADR	25,400	239,522
Singapore—2.0%
DBS Group Holdings	48,453	534,824
Oversea-Chinese Banking	100,000	698,588
		1,233,412
South Africa—.9%
Murray & Roberts Holdings	95,017 [a]	287,203
Standard Bank Group	19,660	265,838
		553,041

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
South Korea—2.4%
KB Financial Group, ADR	13,709	448,147
Korea Electric Power	11,020[a]	246,706
Korea Electric Power, ADR	21,430[a]	239,587
Korea Exchange Bank	44,470[a]	317,444
KT, ADR	7,520	99,113
SK Telecom, ADR	11,860	143,506
		1,494,503
Sweden—3.0%
Ericsson, Cl. B	101,770	927,596
Husqvarna, Cl. B	15,450	72,700
Investor, Cl. B	13,980	266,163
Svenska Cellulosa, Cl. B	42,770	639,932
		1,906,391
Switzerland—7.6%
Adecco	8,360[a]	369,931
Clariant	40,570[a]	398,583
Lonza Group	9,180[a]	380,876
Novartis	29,369	1,636,854
Roche Holding	7,730	1,332,380
UBS	57,734[a]	672,139
		4,790,763
Taiwan—.9%
Hon Hai Precision Industry	103,000	310,581
United Microelectronics	524,120	229,313
		539,894
United Kingdom—15.4%
Anglo American	40,643	1,329,390
BP	132,962	878,660
Home Retail Group	257,142	340,904
HSBC Holdings	267,612	2,351,680
Lonmin	17,998	218,312
Reed Elsevier	45,434	363,964
Resolution	169,433	519,834
Royal Dutch Shell, Cl. A	32,857	1,105,079
Smith & Nephew	78,359	782,351
Tesco	38,033	184,682

10

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Unilever	23,619	793,083
Vodafone Group	277,356	778,626
		9,646,565
Total Common Stocks
(cost $81,282,781)		60,688,480

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $450,000)	450,000 [c]	450,000
Total Investments (cost $81,732,781)	97.3%	61,138,480
Cash and Receivables (Net)	2.7%	1,701,446
Net Assets	100.0%	62,839,926

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts
a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, this security amounted to $369,940 or .6% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.1	Consumer Staples	7.5
Health Care	12.9	Information Technology	6.3
Energy	10.8	Telecommunication Services	5.3
Industrial	9.3	Utilities	5.0
Consumer Discretionary	9.1	Money Market Investment	.7
Materials	8.3		97.3

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	81,282,781	60,688,480
Affiliated issuers	450,000	450,000
Cash		537,529
Cash denominated in foreign currencies	746,601	749,975
Receivable for investment securities sold		541,973
Dividends receivable		176,683
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		990
Prepaid expenses		1,995
		63,147,625
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		84,592
Payable for investment securities purchased		120,755
Payable for shares of Beneficial Interest redeemed		63,778
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		482
Accrued expenses		38,092
		307,699
Net Assets ($)		62,839,926
Composition of Net Assets ($):
Paid-in capital		116,621,349
Accumulated undistributed investment income—net		979,839
Accumulated net realized gain (loss) on investments		(34,176,127)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(20,585,135)
Net Assets ($)		62,839,926

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	33,113,456	29,726,470
Shares Outstanding	3,838,354	3,441,465
Net Asset Value Per Share ($)	8.63	8.64

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $165,540 foreign taxes withheld at source):
Unaffiliated issuers	1,512,401
Affiliated issuers	507
Interest	61
Total Income	1,512,969
Expenses:
Investment advisory fee—Note 3(a)	361,389
Distribution fees—Note 3(b)	39,906
Custodian fees—Note 3(b)	26,140
Professional fees	24,022
Prospectus and shareholders’ reports	18,727
Trustees’ fees and expenses—Note 3(c)	6,548
Shareholder servicing costs—Note 3(b)	3,930
Interest expense—Note 2	924
Loan commitment fees—Note 2	269
Miscellaneous	12,635
Total Expenses	494,490
Less—reduction in fees due to earnings credits—Note 3(b)	(63)
Net Expenses	494,427
Investment Income—Net	1,018,542
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(7,344,567)
Net realized gain (loss) on forward foreign currency exchange contracts	(19,244)
Net Realized Gain (Loss)	(7,363,811)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	5,912,295
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	556
Net Unrealized Appreciation (Depreciation)	5,912,851
Net Realized and Unrealized Gain (Loss) on Investments	(1,450,960)
Net (Decrease) in Net Assets Resulting from Operations	(432,418)

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	1,018,542	1,981,960
Net realized gain (loss) on investments	(7,363,811)	4,831,389
Net unrealized appreciation
(depreciation) on investments	5,912,851	(23,466,185)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(432,418)	(16,652,836)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,233,550)	(1,098,099)
Service Shares	(798,364)	(855,198)
Total Dividends	(2,031,914)	(1,953,297)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,613,338	10,351,325
Service Shares	2,058,494	6,541,873
Dividends reinvested:
Initial Shares	1,233,550	1,098,099
Service Shares	798,364	855,198
Cost of shares redeemed:
Initial Shares	(10,707,636)	(20,126,658)
Service Shares	(5,050,195)	(14,959,209)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,054,085)	(16,239,372)
Total Increase (Decrease) in Net Assets	(10,518,417)	(34,845,505)
Net Assets ($):
Beginning of Period	73,358,343	108,203,848
End of Period	62,839,926	73,358,343
Undistributed investment income—net	979,839	1,993,211

14

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	390,991	973,051
Shares issued for dividends reinvested	128,361	96,749
Shares redeemed	(1,206,510)	(1,827,409)
Net Increase (Decrease) in Shares Outstanding	(687,158)	(757,609)
Service Shares
Shares sold	231,195	640,635
Shares issued for dividends reinvested	82,904	75,282
Shares redeemed	(537,292)	(1,420,356)
Net Increase (Decrease) in Shares Outstanding	(223,193)	(704,439)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	8.96	11.21	10.92	8.79	17.43	19.50
Investment Operations:
Investment income—net[a]	.14	.24	.18	.17	.34	.31
Net realized and unrealized
gain (loss) on investments	(.20)	(2.26)	.30	2.35	(5.94)	.44
Total from Investment Operations	(.06)	(2.02)	.48	2.52	(5.60)	.75
Distributions:
Dividends from
investment income—net	(.27)	(.23)	(.19)	(.39)	(.35)	(.31)
Dividends from net realized
gain on investments	—	—	—	—	(2.69)	(2.51)
Total Distributions	(.27)	(.23)	(.19)	(.39)	(3.04)	(2.82)
Net asset value, end of period	8.63	8.96	11.21	10.92	8.79	17.43
Total Return (%)	(.99)[b]	(18.48)	4.46	30.97	(37.32)	4.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.26[c]	1.25	1.26	1.32	1.23	1.19
Ratio of net expenses
to average net assets	1.26[c]	1.25	1.26	1.32	1.23	1.18
Ratio of net investment income
to average net assets	2.98[c]	2.24	1.72	1.89	2.79	1.69
Portfolio Turnover Rate	25.86[b]	46.71	61.13	63.87	55.27	66.08
Net Assets, end of period
($ x 1,000)	33,113	40,549	59,242	58,684	49,868	101,614

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	8.95	11.21	10.92	8.77	17.39	19.47
Investment Operations:
Investment income—net[a]	.12	.22	.15	.15	.32	.27
Net realized and unrealized
gain (loss) on investments	(.19)	(2.28)	.31	2.35	(5.94)	.44
Total from Investment Operations	(.07)	(2.06)	.46	2.50	(5.62)	.71
Distributions:
Dividends from
investment income—net	(.24)	(.20)	(.17)	(.35)	(.31)	(.28)
Dividends from net realized
gain on investments	—	—	—	—	(2.69)	(2.51)
Total Distributions	(.24)	(.20)	(.17)	(.35)	(3.00)	(2.79)
Net asset value, end of period	8.64	8.95	11.21	10.92	8.77	17.39
Total Return (%)	(1.09)[b]	(18.76)	4.22	30.66	(37.48)	3.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[c]	1.50	1.51	1.57	1.48	1.44
Ratio of net expenses
to average net assets	1.51[c]	1.50	1.51	1.57	1.48	1.39
Ratio of net investment income
to average net assets	2.61[c]	2.03	1.44	1.60	2.58	1.49
Portfolio Turnover Rate	25.86[b]	46.71	61.13	63.87	55.27	66.08
Net Assets, end of period
($ x 1,000)	29,726	32,809	48,962	50,681	41,225	79,776

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

18

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and

20

sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	39,106,217	21,582,263	††	—	60,688,480
Mutual Funds	450,000	—		—	450,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	990		—	990
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(482)		—	(482)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At the period ended December 31, 2011, no exchange traded foreign equity securities were valued at Level 2 of the fair value hierarchy.

For the period ended June 30, 2012, there were no transfers of mutual funds or forward contracts between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political

22

and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(e) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,920,000		8,362,000	9,832,000	450,000.7

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $23,931,605 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $2,290,912 of the carryover expires in fiscal year 2016 and $21,640,693 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $1,953,297. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency

24

purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2012 was approximately $157,700 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $39,906 pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $301 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the period ended June 30, 2012, the fund was charged $26,140 pursuant to the custody agreement. These fees were partially offset by earnings credits of $61.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $41 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $49,025, Plan fees $5,740, custodian fees $26,437, Chief Compliance Officer fees $3,183 and transfer agency per account fees $207.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2012, amounted to $18,185,937 and $26,540,756, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle

26

foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign
Currency	Foreign			Unrealized
Exchange	Currency			Appreciation
Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring
7/2/2012[a]	44,739	55,627	56,617	990
Japanese Yen,
Expiring
7/2/2012[b]	3,862,441	48,688	48,319	(369)
Sales:		Proceeds ($)
Euro,
Expiring
7/2/2012[c]	13,560	10,592	10,705	(113)
Gross Unrealized
Appreciation				990
Gross Unrealized
Depreciation				(482)

Counterparties:
a	Barclay’s Capital
b	Credit Suisse First Boston
c	Morgan Stanley

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Forward contracts	398,080

At June 30, 2012, accumulated net unrealized depreciation on investments was $20,594,301, consisting of $1,509,952 gross unrealized appreciation and $22,104,253 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 6, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for various periods, except for the four-year period when the fund’s performance was above the Performance Group and Performance Universe medians, and ranked in the fourth quartile of the Performance Group for recent periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board indicated its expectation for improvements in the fund’s performance results in the future.

30

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through September 30, 2012.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

32

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through September 30, 2012 was in the best interests of the fund and its shareholders.

The Fund	33

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Money Market
Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S. Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Variable Investment Fund, Money Market Portfolio produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 0.00% for the same period.1

Yields of money market instruments remained near historical lows over the first half of 2012 as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25% amid erratic economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Economic Recovery Sputtered in the Spring

2012 began in the midst of an economic rebound as the U.S. unemployment rate had declined from 9.0% to 8.5% and manufacturing activity had accelerated in the weeks just prior to the start of the reporting period. In fact, it later was announced that the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life when it was announced that existing home sales had posted a 5% gain. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%. The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher in March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed economic data. Only 77,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%, its lowest reading in more than three years. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 1.9% annualized rate over the first quarter of 2011, primarily due to significant cuts in government spending.

May brought more disappointing news, including another subpar month of job creation and an uptick in the unemployment rate to 8.2%.While manufacturing activity continued to expand, it did so at a slower rate. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered resistance in some countries, including Greece, threatening the region’s economic prospects.

June saw more mixed economic data. On one hand, the manufacturing sector contracted for the first time in three years, with weakness especially evident in new orders placed during the month. On the other hand, the U.S. housing market showed signs of life when home prices climbed for

4

the first time in seven months. In addition, new unemployment claims fell over the latter part of the month, and many analysts were encouraged when European policymakers adopted new measures to shore up the region’s troubled banking system.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recent swings in the economic outlook, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

July 16, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

Expenses paid per $1,000†	$1.04
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

Expenses paid per $1,000†	$1.06
Ending value (after expenses)	$1,023.82

† Expenses are equal to the fund’s annualized expense ratio of .21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—4.8%	Amount ($)		Value ($)
Skandinaviska Enskilda Banken (Yankee)
0.47%, 7/26/12
(cost $7,000,000)	7,000,000	[a]	7,000,000

Commercial Paper—21.7%
Bank of Nova Scotia
0.08%, 7/2/12	6,000,000		5,999,986
Barclays U.S. Funding
0.10%, 7/2/12	5,000,000		4,999,986
General Electric Capital Corp.
0.40%, 12/13/12	5,000,000		4,990,833
Mizuho Funding LLC
0.36%, 7/16/12	5,000,000	[a]	4,999,250
National Australia Funding (DE) Inc.
0.11%, 7/2/12	6,000,000	[a]	5,999,982
Toyota Motor Credit Corp.
0.39%, 10/19/12	5,000,000		4,994,042
Total Commercial Paper
(cost $31,984,079)			31,984,079

Asset-Backed Commercial Paper—21.1%
Atlantis One Funding Corp.
0.26%, 7/20/12	5,000,000	[a]	4,999,314
Collateralized Commercial Paper Program Co., LLC
0.30%, 7/25/12	7,000,000		6,998,600
FCAR Owner Trust, Ser. II
0.29%, 9/4/12	7,000,000		6,996,335
Gotham Funding Corp.
0.26%, 7/18/12	7,000,000	[a]	6,999,140
Metlife Short Term Funding LLC
0.19%, 7/9/12	5,000,000	[a]	4,999,789
Total Asset-Backed Commercial Paper
(cost $30,993,178)			30,993,178

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—4.1%	Amount ($)	Value ($)
U.S. Bank NA (Grand Cayman)
0.20%, 7/2/12
(cost $6,000,000)	6,000,000	6,000,000

U.S. Treasury Notes—6.8%
0.11%, 7/16/12
(cost $10,005,748)	10,000,000	10,005,748

Repurchase Agreements—40.7%
ABN AMRO Bank N.V.
0.16%, dated 6/29/12, due 7/2/12 in the
amount of $15,000,200 (fully collateralized
by $11,844,900 U.S. Treasury
Inflation Protected Securities, 2%,
due 1/15/16, value $15,300,050)	15,000,000	15,000,000
Credit Suisse Securities LLC
0.15%, dated 6/29/12, due 7/2/12 in the
amount of $15,000,188 (fully collateralized
by $33,380,000 U.S. Treasury Strips,
due 5/15/40, value $15,302,059)	15,000,000	15,000,000
Deutsche Bank Securities Inc.
0.15%, dated 6/29/12, due 7/2/12 in the
amount of $20,000,250 (fully collateralized
by $20,038,000 Federal Home
Loan Mortgage Corp., 1%-5%,
due 1/30/14-6/29/17,
value $20,400,945)	20,000,000	20,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
HSBC USA Inc.
0.13%, dated 6/29/12, due 7/2/12 in the
amount of $10,000,108 (fully collateralized
by $9,515,000 U.S. Treasury Bonds, 3%,
due 5/15/42, value $10,202,539)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $60,000,000)		60,000,000

Total Investments (cost $145,983,005)	99.2%	145,983,005
Cash and Receivables (Net)	.8%	1,212,527
Net Assets	100.0%	147,195,532

a Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities amounted to $34,997,475 or 23.8% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	40.7	U.S. Government	6.8
Banking	23.8	Asset-Backed/Single Seller	4.8
Asset-Backed/Banking	12.9	Asset-Backed/Insurance	3.4
Finance	6.8		99.2

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $60,000,000)—Note 1(b)	145,983,005	145,983,005
Cash		1,573,661
Interest receivable		75,380
Prepaid expenses		3,280
		147,635,326
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		26,390
Payable for shares of Beneficial Interest redeemed		372,378
Accrued expenses		41,026
		439,794
Net Assets ($)		147,195,532
Composition of Net Assets ($):
Paid-in capital		147,195,528
Accumulated net realized gain (loss) on investments		4
Net Assets ($)		147,195,532
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		147,195,460
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	189,478
Expenses:
Investment adivsory fee—Note 2(a)	456,900
Professional fees	27,430
Custodian fees—Note 2(a)	20,575
Prospectus and shareholders’ reports	11,268
Trustees’ fees and expenses—Note 2(b)	8,400
Shareholder servicing costs—Note 2(a)	2,063
Miscellaneous	7,647
Total Expenses	534,283
Less—reduction in expenses due to undertaking—Note 2(a)	(344,817)
Less—reduction in fees due to earnings credits—Note 2(a)	(16)
Net Expenses	189,450
Investment Income—Net, representing net increase
in net assets resulting from operations	28

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	28	85
Net realized gain (loss) on investments	—	4
Net Increase (Decrease) in Net Assets
Resulting from Operations	28	89
Dividends to Shareholders from ($):
Investment income—net	(28)	(11,885)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	90,464,888	274,899,540
Dividends reinvested	28	11,885
Cost of shares redeemed	(164,631,633)	(264,631,141)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(74,166,717)	10,280,284
Total Increase (Decrease) in Net Assets	(74,166,717)	10,268,488
Net Assets ($):
Beginning of Period	221,362,249	211,093,761
End of Period	147,195,532	221,362,249

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund's total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2012			Year Ended December 31,
	(Unaudited)	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000	[a]	.000	[a]	.001	.025	.048
Distributions:
Dividends from investment
income—net	(.000)[a]	(.000)	[a]	(.000)	[a]	(.001)	(.025)	(.048)
Net asset value, end of period	1.00	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00[b]	.01		.01		.13	2.54	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[b]	.60		.58		.59	.57	.55
Ratio of net expenses to
average net assets	.21[b]	.17		.29		.44	.57	.55
Ratio of net investment income
to average net assets	.00[b,c]	.00	[c]	.00	[c]	.11	2.53	4.75
Net Assets, end of period
($ x 1,000)	147,196	221,362		211,094		357,146	290,933	300,803

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Money Market Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

14

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	145,983,005
Level 3—Significant Unobservable Inputs	—
Total	145,983,005
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of

16

the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986 as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011, was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $344,817 during the period ended June 30, 2012.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $176 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $20,575 pursuant to the custody agreement.These fees were partially offset by earnings credits of $15.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

18

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $17 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $61,929, custodian fees $9,265, Chief Compliance Officer Fees $3,183 and transfer agency per account fees $120, which are offset against an expense reimbursement currently in effect in the amount of $48,107.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 6, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

20

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or within one basis point above the Performance Group and Performance Universe medians for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense limitation arrangement undertaken by Dreyfus.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its affect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and

22

whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

24

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Opportunistic
Small Cap Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by David A. Daglio, Primary Portfolio Manager, James Boyd, Dale Dutile and Creighton Kang, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, produced a total return of 8.65% for its Initial shares and 8.50% for its Service shares.1 In comparison, the Russell 2000 Index (the “Index”), the fund’s benchmark, produced a total return of 8.53% for the same period.2

Equity markets climbed sharply during the first quarter of 2012 amid rising confidence in a global economic recovery, but stocks lost some of that ground as macroeconomic conditions deteriorated during the second quarter of the year. Small-cap stocks performed roughly on a par with their larger-cap counterparts in this environment.The fund’s Initial shares produced higher returns than the benchmark on the strength of particularly good performance in the consumer discretionary, industrials and materials sectors.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis.The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe.The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Market Volatility Driven by Shifting Economic Trends

Although most U.S. small-cap stocks generally lack direct exposure to economic trends in overseas markets, global developments strongly affected small-cap stock prices by causing broad investor sentiment to undergo volatile short-term shifts during the reporting period.

During the first quarter of 2012, sentiment turned sharply positive in the face of improving U.S. employment trends and rising hopes that remedial measures by European monetary and fiscal authorities might prevent fiscal instability from spreading from Greece to other nations in a region struggling with heavy debt loads and compromised banking systems. However, investor sentiment and equity markets declined in the spring when employment gains moderated in the United States and the first round of Greek elections cast doubt on the political viability of the European bailout plan. In addition, economic growth in China slowed, threatening a major engine of global growth.Yet another shift in sentiment drove markets broadly higher again in June, when a second round of Greek elections and new European economic initiatives gave rise to renewed optimism.

Strong Stock Selections Buoyed Fund Performance

The fund’s gains over the first half of 2012 were driven by the consumer discretionary sector. The fund held overweighted exposure to home builders, such as Standard Pacific and Meritage Homes, that participated in the early stages of an industry-wide recovery. Retailers with a foothold in fast-growing markets, such as Fifth & Pacific Companies, and gaming equipment makers supplying the expansion of U.S. gaming jurisdictions, such as Bally Technologies and Shuffle Master, also fared well. Overweighted exposure also bolstered the fund’s returns among industrial holdings, such as Granite Construction, truckers, such as Con-way and Saia, and commercial services providers, including Equifax and Portfolio Recovery Associates also gained value in the industrials sector.Among materials companies, we emphasized chemical manufacturers poised to benefit from declining natural gas prices, such as Georgia Gulf and Omnova Solutions.

On a more negative note, independent oil and gas producers Gulfport Energy and SandRidge Energy were hurt by disappointing progress in exploration and production activity. In the health care sector, lack

4

of exposure to takeover activity in the biotechnology area hurt relative results despite good returns from medical device makers Hanger Orthopedic Group and Align Technology. Finally, in the financials sector, underweighted exposure to richly valued real estate investment trusts (REITs) detracted from the fund’s performance relative to the benchmark.

Identifying Attractive Small-Cap Opportunities

While we remain concerned about negative headlines emanating from Europe and the emerging markets, we believe the small-cap companies in which the fund invests are relatively insulated from the fundamental economic impact of such developments.Therefore, we have positioned the fund for continued moderate but sustained recovery in the United States.As of the end of the reporting period, we have found a relatively large number of attractively valued investment opportunities among technology, consumer discretionary and industrial stocks in companies with strong mid-cycle fundamentals.

July 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under various life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The
Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.41	$5.70
Ending value (after expenses)	$1,086.50	$1,085.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.27	$5.52
Ending value (after expenses)	$1,020.64	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of .85% for Initial Shares and 1.10% for Service Shares,
multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—98.7%	Shares	Value ($)
Automobiles & Components—4.2%
American Axle & Manufacturing Holdings	125,400 [a]	1,315,446
Commercial Vehicle Group	71,820 [a]	619,088
Dana Holding	229,670	2,942,073
Oshkosh	88,260 [a]	1,849,047
Tower International	107,590 [a]	1,129,695
		7,855,349
Banks—2.4%
First Commonwealth Financial	371,740	2,501,810
Hancock Holding	63,540	1,934,158
		4,435,968
Capital Goods—6.0%
Columbus McKinnon	71,600 [a]	1,080,444
Granite Construction	160,670	4,195,094
Orion Marine Group	94,110 [a]	655,006
Trinity Industries	146,620	3,662,568
Watts Water Technologies, Cl. A	49,030	1,634,660
		11,227,772
Commercial & Professional
Services—10.2%
Avis Budget Group	59,770 [a]	908,504
CoreLogic	125,310 [a]	2,294,426
Equifax	39,440	1,837,904
Herman Miller	65,960	1,221,579
ICF International	109,820 [a]	2,618,109
Kenexa	52,420 [a]	1,521,753
Steelcase, Cl. A	362,950	3,277,438
TrueBlue	36,300 [a]	561,924
Wright Express	73,600 [a]	4,542,592
		18,784,229

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Durables & Apparel—4.5%
Jones Group	499,260	4,772,926
Mohawk Industries	37,060 [a]	2,587,900
Newell Rubbermaid	53,540	971,216
		8,332,042
Consumer Services—3.3%
Bally Technologies	37,110 [a]	1,731,552
Scientific Games, Cl. A	156,520 [a]	1,338,246
Shuffle Master	228,060 [a]	3,147,228
		6,217,026
Diversified Financials—4.4%
DFC Global	76,240 [a]	1,405,103
Nelnet, Cl. A	82,280	1,892,440
Portfolio Recovery Associates	53,250 [a]	4,859,595
		8,157,138
Energy—4.7%
Approach Resources	52,320 [a,b]	1,336,253
Gulfport Energy	185,410 [a]	3,825,008
PDC Energy	107,500 [a]	2,635,900
SandRidge Energy	150,940 [a,b]	1,009,789
		8,806,950
Financial—1.1%
LPL Financial Holdings	63,240	2,135,615
Food & Staples Retailing—.4%
Dole Food	78,370 [a,b]	688,088
Health Care Equipment & Services—5.5%
Align Technology	59,060 [a]	1,976,147
Hanger Orthopedic Group	223,800 [a]	5,738,232
Merit Medical Systems	186,890 [a]	2,580,951
		10,295,330

8

Common Stocks (continued)	Shares	Value ($)
Insurance—4.7%
Arthur J. Gallagher & Co.	45,020	1,578,851
Brown & Brown	173,510	4,731,618
Employers Holdings	135,560	2,445,502
		8,755,971
Materials—5.1%
Georgia Gulf	145,630 [a]	3,738,322
Innospec	58,110 [a]	1,720,637
Omnova Solutions	101,000 [a]	761,540
Zoltek	364,220 [a,b]	3,288,907
		9,509,406
Pharmaceuticals & Biotechnology—5.2%
Auxilium Pharmaceuticals	85,700 [a]	2,304,473
Emergent BioSolutions	243,829 [a]	3,694,009
Sagent Pharmaceuticals	71,030 [a,b]	1,284,222
Salix Pharmaceuticals	45,400 [a]	2,471,576
		9,754,280
Real Estate—6.5%
Jones Lang LaSalle	48,200	3,391,834
Meritage Homes	141,880 [a]	4,815,407
Standard Pacific	621,010 [a,b]	3,844,052
		12,051,293
Retailing—7.2%
Fifth & Pacific Companies	442,790 [a,b]	4,751,137
Gordmans Stores	48,790 [a]	805,035
ScanSource	134,850 [a]	4,131,804
Williams-Sonoma	107,670	3,765,220
		13,453,196
Semiconductors & Equipment—2.5%
Microsemi	159,640 [a]	2,951,744

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Semiconductors & Equipment (continued)
Skyworks Solutions	15,640 [a]	428,067
Vishay Intertechnology	131,570 [a]	1,240,705
		4,620,516
Software & Services—7.5%
Cardtronics	31,700 [a]	957,657
CSG Systems International	197,560 [a]	3,413,837
DealerTrack Holdings	184,090 [a]	5,542,950
Take-Two Interactive Software	119,060 [a]	1,126,308
Velti	437,790 [a,b]	2,845,635
		13,886,387
Technology Hardware & Equipment—5.5%
Applied Micro Circuits	656,240 [a]	3,753,693
Arrow Electronics	26,100 [a]	856,341
Brocade Communications Systems	321,520 [a]	1,585,093
MICROS Systems	77,820 [a]	3,984,384
		10,179,511
Telecommunication Services—1.7%
JDS Uniphase	285,510 [a]	3,140,610
Transportation—6.1%
Con-way	79,920	2,885,911
Landstar System	64,530	3,337,492
UTi Worldwide	346,660	5,064,702
		11,288,105
Total Common Stocks
(cost $178,065,070)		183,574,782

Other Investment—1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,822,712)	1,822,712 [c]	1,822,712

10

Investment of Cash Collateral
for Securities Loaned—7.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $14,553,367)	14,553,367[c]	14,553,367
Total Investments (cost $194,441,149)	107.5%	199,950,861
Liabilities, Less Cash and Receivables	(7.5%)	(13,938,391)
Net Assets	100.0%	186,012,470

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $14,858,883 and the value of the collateral held by the fund was $14,553,367.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Commercial & Professional Services	10.2	Insurance	4.7
Money Market Investments	8.8	Consumer Durables & Apparel	4.5
Software & Services	7.5	Diversified Financials	4.4
Retailing	7.2	Automobiles & Components	4.2
Real Estate	6.5	Consumer Services	3.3
Transportation	6.1	Semiconductors & Equipment	2.5
Capital Goods	6.0	Banks	2.4
Health Care Equipment & Services	5.5	Telecommunication Services	1.7
Technology Hardware & Equipment	5.5	Financial	1.1
Pharmaceuticals & Biotechnology	5.2	Food & Staples Retailing	.4
Materials	5.1
Energy	4.7		107.5

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $14,858,883)—Note 1(b):
Unaffiliated issuers	178,065,070	183,574,782
Affiliated issuers	16,376,079	16,376,079
Cash		3,315
Receivable for investment securities sold		1,989,993
Dividends and securities lending income receivable		119,801
Prepaid expenses		3,387
		202,067,357
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		122,861
Liability for securities on loan—Note 1(b)		14,553,367
Payable for shares of Beneficial Interest redeemed		683,177
Payable for investment securities purchased		594,045
Accrued expenses		101,437
		16,054,887
Net Assets ($)		186,012,470
Composition of Net Assets ($):
Paid-in capital		257,638,606
Accumulated Investment (loss)—net		(160,405)
Accumulated net realized gain (loss) on investments		(76,975,443)
Accumulated net unrealized appreciation
(depreciation) on investments		5,509,712
Net Assets ($)		186,012,470

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	172,719,297	13,293,173
Shares Outstanding	6,053,946	473,219
Net Asset Value Per Share ($)	28.53	28.09

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Cash dividends:
Unaffiliated issuers	626,269
Affiliated issuers	931
Income from securities lending—Note 1(b)	42,573
Total Income	669,773
Expenses:
Management fee—Note 3(a)	718,751
Prospectus and shareholders’ reports	36,950
Professional fees	26,830
Distribution fees—Note 3(b)	17,236
Custodian fees—Note 3(b)	9,300
Trustees’ fees and expenses—Note 3(c)	7,846
Shareholder servicing costs—Note 3(b)	4,854
Loan commitment fees—Note 2	672
Miscellaneous	7,742
Total Expenses	830,181
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	830,178
Investment (Loss)—Net	(160,405)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,573,683
Net unrealized appreciation (depreciation) on investments	12,254,284
Net Realized and Unrealized Gain (Loss) on Investments	15,827,967
Net Increase in Net Assets Resulting from Operations	15,667,562

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment (loss)—net	(160,405)	(748,230)
Net realized gain (loss) on investments	3,573,683	14,553,334
Net unrealized appreciation
(depreciation) on investments	12,254,284	(43,421,641)
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,667,562	(29,616,537)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	—	(718,813)
Service Shares	—	(43,939)
Total Dividends	—	(762,752)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,894,940	28,028,041
Service Shares	884,500	2,204,416
Dividends reinvested:
Initial Shares	—	718,813
Service Shares	—	43,939
Cost of shares redeemed:
Initial Shares	(13,360,275)	(28,697,581)
Service Shares	(1,632,007)	(2,879,501)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,212,842)	(581,873)
Total Increase (Decrease) in Net Assets	7,454,720	(30,961,162)
Net Assets ($):
Beginning of Period	178,557,750	209,518,912
End of Period	186,012,470	178,557,750
Undistributed investment (loss)—net	(160,405)	—

14

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	205,624	934,142
Shares issued for dividends reinvested	—	22,490
Shares redeemed	(459,828)	(995,992)
Net Increase (Decrease) in Shares Outstanding	(254,204)	(39,360)
Service Shares
Shares sold	30,887	84,677
Shares issued for dividends reinvested	—	1,392
Shares redeemed	(56,039)	(98,107)
Net Increase (Decrease) in Shares Outstanding	(25,152)	(12,038)

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	26.26	30.58	23.49	19.01	32.34	42.03
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.10)	.12	.17	.26	.24
Net realized and unrealized
gain (loss) on investments	2.29	(4.10)	7.16	4.63	(11.87)	(4.29)
Total from Investment Operations	2.27	(4.20)	7.28	4.80	(11.61)	(4.05)
Distributions:
Dividends from
investment income—net	—	(.12)	(.19)	(.32)	(.25)	(.31)
Dividends from net realized
gain on investments	—	—	—	—	(1.47)	(5.33)
Total Distributions	—	(.12)	(.19)	(.32)	(1.72)	(5.64)
Net asset value, end of period	28.53	26.26	30.58	23.49	19.01	32.34
Total Return (%)	8.65[b]	(13.82)	31.11	26.04	(37.59)	(11.06)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85[c]	.88	.86	.86	.83	.81
Ratio of net expenses
to average net assets	.85[c]	.82	.70	.71	.75	.81
Ratio of net investment income
(loss) to average net assets	(.15)[c]	(.36)	.46	.88	.95	.66
Portfolio Turnover Rate	32.08[b]	91.45	192.88	69.73	77.65	90.75
Net Assets, end of period
($ x 1,000)	172,719	165,656	194,105	163,322	144,777	447,447

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	25.89	30.20	23.24	18.77	31.94	41.56
Investment Operations:
Investment income (loss)—net[a]	(.06)	(.17)	.06	.12	.20	.15
Net realized and unrealized
gain (loss) on investments	2.26	(4.05)	7.06	4.60	(11.75)	(4.25)
Total from Investment Operations	2.20	(4.22)	7.12	4.72	(11.55)	(4.10)
Distributions:
Dividends from
investment income—net	—	(.09)	(.16)	(.25)	(.15)	(.19)
Dividends from net realized
gain on investments	—	—	—	—	(1.47)	(5.33)
Total Distributions	—	(.09)	(.16)	(.25)	(1.62)	(5.52)
Net asset value, end of period	28.09	25.89	30.20	23.24	18.77	31.94
Total Return (%)	8.50[b]	(14.03)	30.77	25.77	(37.77)	(11.28)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[c]	1.13	1.11	1.11	1.08	1.06
Ratio of net expenses
to average net assets	1.10[c]	1.07	.95	.96	.99	1.06
Ratio of net investment income
(loss) to average net assets	(.40)[c]	(.61)	.22	.63	.75	.42
Portfolio Turnover Rate	32.08[b]	91.45	192.88	69.73	77.65	90.75
Net Assets, end of period
($ x 1,000)	13,293	12,902	15,414	12,422	10,077	18,299

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Opportunistic Small Cap Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

18

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature

20

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	175,664,445	—	—	175,664,445
Equity Securities—
Foreign†	7,910,337	—	—	7,910,337
Mutual Funds	16,376,079	—	—	16,376,079
† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded securities between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 97.9% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of NewYork Mellon earned $18,246 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	894,229		32,270,935	31,342,452	1,822,712		1.0
Dreyfus
Institutional
Cash
Advantage
Fund	24,171,779		63,007,254	72,625,666	14,553,367		7.8
Total	25,066,008		95,278,189	103,968,118	16,376,079		8.8

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $78,939,438 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $28,314,747 of the carryover expires in fiscal year 2016 and $50,624,691 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $762,752.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan

24

provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $17,236 pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $380 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $9,300 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $64 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $109,588, Plan fees $2,615, custodian fees $7,199, Chief Compliance Officer fees $3,183 and transfer agency per account fees $276.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2012, amounted to $60,820,630 and $71,106,163, respectively.

At June 30, 2012, accumulated net unrealized appreciation on investments was $5,509,712, consisting of $20,581,018 gross unrealized appreciation and $15,071,306 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 6, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians and ranked in the fourth quartile of the Performance Group and Performance Universe in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus representatives discussed with the Board the reasons for the fund’s underperformance and the steps taken to improve performance, including new portfolio managers which joined the fund in February 2010 and June 2011.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

28

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

30

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	31

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Quality Bond Portfolio

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
23	Notes to Financial Statements
39	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive up prices of higher yielding bonds in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, higher yielding bond market sectors gave back some of their previous gains, while yields of U.S.Treasury securities declined to levels not seen since the 1940s.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2012, through June 30, 2012, as provided by David Bowser, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of 3.09%, and its Service shares achieved a total return of 2.98%.1 The Barclays U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.37% for the same period.2

Higher yielding bond prices advanced and yields of U.S. government securities climbed over the first quarter of 2012 amid improving U.S. and global economic data, but a worsening European debt crisis and anemic U.S. employment numbers reversed those trends in the second quarter.The fund produced higher returns than its benchmark, primarily due to its emphasis on higher yielding market sectors during the first quarter rally.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities. The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among higher yielding bonds stemming from employment gains and other encouraging U.S.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they turned away from traditional safe havens, such as U.S. government securities, and toward market sectors expected to benefit from better economic conditions, including high yield and investment-grade corporate securities.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, sparking worries that recent progress might be derailed. These headwinds erased some of the gains previously posted by higher yielding bonds, and yields of U.S.Treasury securities plunged to record lows.As a result, the Barclays U.S.Aggregate Index ended the first half of 2012 with mildly positive results.

Sector Allocations Buoyed Fund Performance

The fund’s overweighted exposure to investment-grade and high yield corporate bonds enabled it to participate fully in the market rally early in the year. Conversely, an underweighted position in U.S. government securities also added a degree of value at the time. An emphasis on maturities in the five- to seven-year range provided additional support to performance at the time when yield differences narrowed along the market’s credit-quality spectrum in an improving economic environment.

When news headlines began to turn negative in the spring, we shifted to a more defensive investment posture by reducing the fund’s overweighted exposure to corporate bonds.The timing of this change proved fortunate, as it helped cushion the brunt of the market sector’s weakness during April and May. However, the fund’s holdings of sovereign bonds from the emerging markets also proved sensitive to renewed global economic concerns, hurting the fund’s relative performance during the second quarter.

We generally maintained the fund’s average duration—a measure of sensitivity to changing interest rates—in a range that was slightly shorter than market averages. This strategy was implemented, in part through the use of derivative instruments, such as treasury futures. In addition, we employed the use of currency forwards to help hedge currency exposure. Our use of these instruments had a positive impact on the fund’s performance over the reporting period.We used derivatives mainly to protect the fund from unexpected interest-rate movements.

Adjusting to Changing Market Conditions

We remain concerned regarding events in Europe, where recent efforts to shore up the region’s banking system do not appear to address the region’s longer-term fiscal problems.We are more optimistic about the sustainability of the U.S. economic recovery, but employment data may continue to disappoint over the near term. Consequently, as of midyear, we have maintained our attempts to mitigate risks through a more market-neutral investment posture, but we are prepared to increase exposure to higher yielding market sectors when we see evidence of improving macroeconomic conditions.

July 16, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Leverage may magnify the fund’s gains or losses. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-
10 years.The Index does not include fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Quality Bond Portfolio from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.09	$5.35
Ending value (after expenses)	$1,030.90	$1,029.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.07	$ 5.32
Ending value (after expenses)	$1,020.84	$ 1,019.59

† Expenses are equal to the fund’s annualized expense ratio of .81% for Initial shares and 1.06% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—148.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—4.4%
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	175,000		178,207
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		512,139
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		114,054
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		276,508
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000		706,267
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. Ctfs	5.22	7/15/15	139,348	[a]	139,021
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		150,798
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		248,229
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000		478,247
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	305,000		306,337
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		108,122
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		205,232
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		247,424
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.09	10/14/14	458,907	[a,b]	459,803
					4,130,388
Asset-Backed Ctfs./Credit Cards—1.5%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	1,300,000	[a,b]	1,365,810
Asset-Backed Ctfs./
Home Equity Loans—.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	255,068	[b]	254,999
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	30,290	[b]	30,350

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.88	9/25/34	30,058	[b]	29,881
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.51	11/25/35	19,497	[b]	19,451
					334,681
Commercial Mortgage
Pass-Through Ctfs.—4.3%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. AAB	5.69	9/11/38	341,795	[b]	354,809
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	200,000	[b]	232,247
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	85,153	[b]	85,580
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	131,013	[a]	132,343
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,065,000	[a,b]	1,054,417
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	395,000	[a,b]	391,443
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	225,000	[a,b]	225,104
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	[a]	549,324
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	524,197		526,313
JP Morgan Chase Commercial
Mortgage, Ser. 2007-CB20, Cl. AM	5.88	2/12/51	245,000	[b]	262,346
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	22,840		22,830
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		154,016
					3,990,772
Consumer Discretionary—2.5%
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		102,311

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	[a]	476,792
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	287,034		324,596
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	516,146	[a]	677,069
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000		396,733
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	165,000	[a]	193,956
Time Warner,
Gtd. Notes	5.88	11/15/16	90,000		105,496
					2,276,953
Consumer Staples—.9%
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	305,000		365,928
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	240,000	[a]	246,613
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[a]	222,268
					834,809
Energy—2.1%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		616,359
CNOOC Finance 2012,
Gtd. Notes	3.88	5/2/22	200,000	[a]	207,278
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	225,000		260,672
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		204,418
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		376,425
Valero Energy,
Gtd. Notes	6.13	2/1/20	240,000		277,522
					1,942,674
Financial—14.3%
Ally Financial,
Gtd. Notes	5.50	2/15/17	475,000		482,964

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Ameriprise Financial,
Sr. Unscd. Notes	7.30	6/28/19	155,000	193,797
AON,
Gtd. Notes	3.50	9/30/15	240,000	250,998
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	310,000	332,433
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	225,000	235,435
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	25,000	27,429
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000	262,795
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	210,000	216,431
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	245,000	253,735
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	270,000	292,243
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	240,000	263,079
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000	353,091
Discover Financial Services,
Notes	5.20	4/27/22	299,000 [a]	313,378
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	30,000	35,123
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000	350,672
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000 [a]	107,097
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000 [a]	140,418
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000	155,928
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000	100,117
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	720,000	766,355

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
General Electric Capital,
Unscd. Notes	2.30	4/27/17	520,000	524,110
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	380,000	491,944
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000	249,322
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000	341,831
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000	259,375
Invesco,
Gtd. Notes	5.38	2/27/13	250,000	256,573
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	605,000	639,719
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	135,000	145,709
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	215,000 [a,c]	214,078
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000	431,988
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000	762,353
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	285,000	361,439
Morgan Stanley,
Sr. Unscd. Notes	2.88	1/24/14	250,000	247,280
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000	638,538
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000	298,584
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	460,000	509,862
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000	70,870
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000	134,593
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000 [b]	465,984

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000	189,558
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000 [a]	515,909
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000	174,558
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000	214,698
				13,272,393
Foreign/Governmental—.8%
Corp Andina De Formento,
Sr. Unscd. Notes	3.75	1/15/16	275,000	287,166
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	305,000	339,099
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	110,000	139,274
				765,539
Health Care—.4%
Aristotle Holding,
Gtd. Notes	4.75	11/15/21	160,000 [a]	177,391
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	205,000	226,705
				404,096
Industrial—.8%
CSX,
Sr. Unscd. Notes	4.75	5/30/42	225,000	232,916
Waste Management,
Gtd. Notes	7.00	7/15/28	210,000	268,594
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000	265,665
				767,175
Materials—1.6%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	325,000	349,261

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Materials (continued)
Dow Chemical,
Sr. Unscd. Notes	5.25	11/15/41	185,000	205,299
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	90,000	99,948
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000 [a]	380,905
Teck Resources,
Gtd. Notes	6.25	7/15/41	185,000	207,856
Vale Overseas,
Gtd. Notes	4.38	1/11/22	235,000	240,481
				1,483,750
Municipal Bonds—.7%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000	422,426
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000	244,540
				666,966
Residential Mortgage
Pass-Through Ctfs.—.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.52	7/25/35	145,187 [b]	130,131
Telecommunications—1.5%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	295,000	353,524
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	315,000	406,850
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	8.50	11/15/18	170,000	232,928
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	175,000	186,689
Verizon Communications,
Sr. Unscd. Notes	4.75	11/1/41	155,000	171,186
				1,351,177

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed—31.2%
Federal Home Loan Mortgage Corp.:
4.00%	5,005,000 [d,e]	5,312,339
Multiclass Mortgage
Participation Ctfs.,
REMIC, Ser. 2586, Cl. WE,
4.00%, 12/15/32	107,039 [e]	109,492
5.50%, 10/1/39—5/1/40	235,019 [e]	257,666
Federal National Mortgage Association:
3.50%	6,030,000 [d,e]	6,339,980
4.00%	3,755,000 [d,e]	3,995,637
5.00%	4,840,000 [d,e]	5,238,484
5.50%	3,860,000 [d,e]	4,205,406
5.00%, 3/1/21—11/1/21	678,857 [e]	734,946
5.50%, 9/1/34—8/1/40	798,940 [e]	878,830
6.00%, 2/1/39—5/1/39	547,257 [e]	605,044
7.00%, 6/1/29—9/1/29	36,191 [e]	43,379
Government National Mortgage Association I;
5.50%, 4/15/33—3/15/34	1,174,912	1,312,062
Government National Mortgage Association II;
7.00%, 9/20/28—7/20/29	8,775	10,358
		29,043,623
U.S. Government Securities—55.2%
U.S. Treasury Bonds:
3.88%, 8/15/40	3,220,000 [c]	3,964,625
6.13%, 11/15/27	705,000	1,065,431
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/17	4,451,256 [f]	4,701,639
U.S. Treasury Notes:
1.38%, 9/15/12	8,475,000 [c]	8,497,849
1.75%, 8/15/12	23,000,000	23,049,427
1.75%, 5/31/16	95,000	99,349

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
2.13%, 5/31/15			4,555,000	[c]	4,779,193
2.63%, 8/15/20			4,690,000	[c]	5,162,297
					51,319,810
Utilities—1.7%
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		466,494
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		359,725
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		257,509
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		347,352
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		176,469
					1,607,549
Total Bonds and Notes
(cost $112,369,275)					115,688,296

Short-Term Investments—1.6%
U.S. Treasury Bills;
0.04%, 7/5/12
(cost $1,499,993)			1,500,000		1,499,996

Other Investment—1.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,483,788)			1,483,788	[g]	1,483,788

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $221,450)	221,450[g]	221,450
Total Investments (cost $115,574,506)	127.8%	118,893,530
Liabilities, Less Cash and Receivables	(27.8%)	(25,850,528)
Net Assets	100.0%	93,043,002

a Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities were valued at $8,190,417 or 8.8% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At June 30, 2012 , the value of the fund’s securities on loan was $20,728,813 and the value of the collateral held by the fund was $41,928,587, consisting of cash collateral of $221,450 and U.S
Government & Agency securities valued at $41,707,137.
d Purchased on a forward commitment basis.
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
U.S. Government & Agencies	86.4	Foreign/Governmental	.8
Corporate Bonds	25.8	Municipal Bonds	.7
Asset/Mortgage-Backed	10.7
Short-Term/Money Market Investments	3.4		127.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,728,813)—Note 1(c):
Unaffiliated issuers	113,869,268	117,188,292
Affiliated issuers	1,705,238	1,705,238
Cash		5,602
Cash denominated in foreign currencies	5,221	5,220
Receivable for investment securities sold		24,641,527
Receivable for open mortgage-backed dollar rolls—Note 4		1,376,222
Dividends, interest and securities lending income receivable		755,676
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		30,011
Prepaid expenses		2,123
		145,709,911
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		63,293
Payable for investment securities purchased		26,757,077
Payable for open mortgage dollar roll transactions—Note 4		25,527,546
Liability for securities on loan—Note 1(c)		221,450
Payable for shares of Beneficial Interest redeemed		55,555
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,020
Accrued expenses		40,968
		52,666,909
Net Assets ($)		93,043,002
Composition of Net Assets ($):
Paid-in capital		92,713,633
Accumulated undistributed investment income—net		723,994
Accumulated net realized gain (loss) on investments		(3,742,639)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		3,348,014
Net Assets ($)		93,043,002

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	67,227,531	25,815,471
Shares Outstanding	5,559,127	2,142,313
Net Asset Value Per Share ($)	12.09	12.05

See notes to financial statements.

The Fund	17

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	1,252,121
Dividends;
Affiliated issuers	797
Income from securities lending—Note 1(c)	9,474
Total Income	1,262,392
Expenses:
Investment advisory fees—Note 3(a)	306,487
Distribution fees—Note 3(b)	32,540
Auditing fees	24,811
Prospectus and shareholders’ reports	16,624
Custodian fees—Note 3(b)	5,939
Trustees’ fees and expenses—Note 3(c)	3,695
Shareholder servicing costs—Note 3(b)	3,670
Legal fees	3,139
Loan commitment fees—Note 2	322
Miscellaneous	17,248
Total Expenses	414,475
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	414,474
Investment Income—Net	847,918
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,373,279
Net realized gain (loss) on options transactions	25,847
Net realized gain (loss) on financial futures	(26,927)
Net realized gain (loss) on forward foreign currency exchange contracts	34,516
Net Realized Gain (Loss)	2,406,715
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(426,800)
Net unrealized appreciation (depreciation) on options transactions	(1,382)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	28,991
Net Unrealized Appreciation (Depreciation)	(399,191)
Net Realized and Unrealized Gain (Loss) on Investments	2,007,524
Net Increase in Net Assets Resulting from Operations	2,855,442

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	847,918	2,853,587
Net realized gain (loss) on investments	2,406,715	5,648,727
Net unrealized appreciation
(depreciation) on investments	(399,191)	(857,123)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,855,442	7,645,191
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,120,577)	(3,302,535)
Service Shares	(396,463)	(924,818)
Total Dividends	(1,517,040)	(4,227,353)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,270,904	9,347,772
Service Shares	814,064	2,462,500
Dividends reinvested:
Initial Shares	1,120,577	3,302,535
Service Shares	396,463	924,818
Cost of shares redeemed:
Initial Shares	(6,208,429)	(51,347,775)
Service Shares	(2,536,356)	(5,245,585)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,142,777)	(40,555,735)
Total Increase (Decrease) in Net Assets	(2,804,375)	(37,137,897)
Net Assets ($):
Beginning of Period	95,847,377	132,985,274
End of Period	93,043,002	95,847,377
Undistributed investment income—net	723,994	1,393,116

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	189,153	798,389
Shares issued for dividends reinvested	93,327	282,715
Shares redeemed	(515,984)	(4,394,274)
Net Increase (Decrease) in Shares Outstanding	(233,504)	(3,313,170)
Service Shares
Shares sold	68,040	209,770
Shares issued for dividends reinvested	33,131	79,292
Shares redeemed	(212,241)	(448,776)
Net Increase (Decrease) in Shares Outstanding	(111,070)	(159,714)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Initial Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.92	11.55	11.08	10.11	11.08	11.25
Investment Operations:
Investment income—net[a]	.11	.29	.41	.48	.51	.53
Net realized and unrealized
gain (loss) on investments	.26	.51	.51	.99	(.96)	(.16)
Total from Investment Operations	.37	.80	.92	1.47	(.45)	.37
Distributions:
Dividends from
investment income—net	(.20)	(.43)	(.45)	(.50)	(.52)	(.54)
Net asset value, end of period	12.09	11.92	11.55	11.08	10.11	11.08
Total Return (%)	3.09[b]	7.04	8.38	14.96	(4.18)	3.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81[c]	.79	.77	.75	.76	.77
Ratio of net expenses
to average net assets	.81[c]	.79	.77	.75	.76	.72
Ratio of net investment income
to average net assets	1.87[c]	2.54	3.55	4.56	4.71	4.78
Portfolio Turnover Rate[d]	270.05[b]	379.94	288.08	293.67	391.87	446.13
Net Assets, end of period
($ x 1,000)	67,228	69,072	105,205	105,816	100,396	120,446

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2012,
December 31, 2011, 2010, 2009, 2008 and 2007 were 136.60%, 162.19%, 129.47%, 102.76%, 142.10%
and 219.54%, respectively.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.88	11.51	11.04	10.07	11.04	11.21
Investment Operations:
Investment income—net[a]	.11	.26	.38	.45	.48	.51
Net realized and unrealized
gain (loss) on investments	.24	.51	.50	.99	(.96)	(.17)
Total from Investment Operations	.35	.77	.88	1.44	(.48)	.34
Distributions:
Dividends from
investment income—net	(.18)	(.40)	(.41)	(.47)	(.49)	(.51)
Net asset value, end of period	12.05	11.88	11.51	11.04	10.07	11.04
Total Return (%)	2.98[b]	6.78	8.20	14.63	(4.46)	3.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	1.04	1.02	1.00	1.01	1.02
Ratio of net expenses
to average net assets	1.06[c]	1.04	1.02	1.00	1.01	.97
Ratio of net investment income
to average net assets	1.82[c]	2.22	3.29	4.33	4.46	4.51
Portfolio Turnover Rate[d]	270.05[b]	379.94	288.08	293.67	391.87	446.13
Net Assets, end of period
($ x 1,000)	25,815	26,776	27,780	30,633	33,105	44,035

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2012,
December 31, 2011, 2010, 2009, 2008 and 2007 were 136.60%, 162.19%, 129.47%, 102.76%, 142.10%
and 219.54%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Quality Bond Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Company’s Board of Trustees.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	5,830,879	—	5,830,879
Commercial
Mortgage-Backed	—	3,990,772	—	3,990,772
Corporate Bonds†	—	23,940,576	—	23,940,576
Foreign Government	—	765,539	—	765,539
Municipal Bonds	—	666,966	—	666,966
Mutual Funds	1,705,238	—	—	1,705,238
Residential
Mortgage-Backed	—	130,131	—	130,131
U.S. Government
Agencies/
Mortgage-Backed	—	29,043,623	—	29,043,623
U.S. Treasury	—	52,819,806	—	52,819,806
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	30,011	—	30,011
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,020)	—	(1,020)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended June 30, 2012, there were no transfers of securities, forward contracts or options purchased or written between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012, The Bank of NewYork Mellon earned $5,101 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	713,835		23,192,379	22,422,426	1,483,788		1.6
Dreyfus
Institutional
Cash
Advantage
Fund	605,200		2,580,662	2,964,412	221,450.2
Total	1,319,035		25,773,041	25,386,838	1,705,238		1.8

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On June 29, 2012, the Company’s Board of Trustees declared a cash dividend of $.028 and $.026 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on July 2, 2012 (ex-dividend date) to shareholders of record as of the close of business on June 29, 2012.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $5,630,727 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $1,665,151 of the carryover expires in fiscal year 2016 and $3,965,576 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $4,227,353. The tax character of current year distributions will be determined at the end of the current year.

(g) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 was effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $32,540 pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $296 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $5,939 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $29 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $49,845, Plan fees $5,305, custodian fees $4,776, Chief Compliance Officer fees $3,183 and transfer agency per account fees $184.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts and options transactions, during the period ended June 30, 2012, amounted to $315,570,299 and $319,868,556, respectively, of which $155,944,606 in purchases and $156,236,540 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	30,011	Foreign exchange risk[2]	(1,020)

Statement of Assets and Liabilities location:
1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
	Financial	Options	Forward
Underlying risk	Futures[3]	Transactions[4]	Contracts[5]	Total
Interest rate	(26,927)	25,847	—	(1,080)
Foreign exchange	—	—	34,516	34,516
Total	(26,927)	25,847	34,516	33,436

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
	Options	Forward
Underlying risk	Transactions[6]	Contracts[7]	Total
Interest rate	(1,382)	—	(1,382)
Foreign exchange	—	28,991	28,991
Total	(1,382)	28,991	27,609

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on options transactions.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on options transactions.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default.At June 30, 2012, there were no financial futures outstanding.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an investment.The fund is subject to interest rate risk and in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying finan-

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations. At June 30, 2012, there were no options contracts outstanding.

The following summarizes the fund’s call/put options written during the period ended June 30, 2012:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2011	2,705,000	38,147
Contracts terminated:
Contracts closed	2,705,000	38,147	35,373	2,774
Contracts Outstanding
June 30, 2012	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign
Currency	Foreign			Unrealized
Exchange	Currency			Appreciation
Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Mexican New Peso,
Expiring
7/27/2012[a]	25,775,000	1,896,991	1,926,754	29,763
South African Rand,
Expiring
7/27/2012[a]	7,610,000	927,879	926,859	(1,020)
Sales:		Proceeds ($)
Euro,
Expiring
7/27/2012[b]	50,000	63,537	63,289	248
Gross Unrealized
Appreciation				30,011
Gross Unrealized
Depreciation				(1,020)

Counterparties:
a	JPMorgan & Chase Co.
b	Morgan Stanley

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Interest rate financial futures	1,171,357
Interest rate options contracts	13,878
Foreign exchange contracts	1,476,095

At June 30, 2012, accumulated net unrealized appreciation on investments was $3,319,024, consisting of $3,397,863 gross unrealized appreciation and $78,839 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 6, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally above the Performance Group medians and at or above the Performance Universe medians for the various periods, except for the five- and ten-year periods when the fund’s performance was below the Performance Universe median.

The Board also noted that the fund’s yield performance was variously above, at or below the Performance Group and Performance Universe medians for the one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio managers for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	43

NOTES

For More Information

Telephone 1-800-554-4611 or 516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 16, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	August 16, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)